united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300, Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE, 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-223-2703

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2018

Item 1. Schedule of Investments.

Global Atlantic American Funds® Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	VARIABLE INSURANCE TRUSTS - 95.2%
	DEBT FUNDS - 33.1%
1,302,815	American Funds Insurance - Mortgage Fund - Class I	$13,458,075
4,001,502	American Funds Insurance Series® - Bond Fund - Class 1	42,656,013
1,879,858	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	22,426,700
		78,540,788
	EQUITY FUNDS - 62.1%
2,824,544	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	40,871,158
1,827,537	American Funds Insurance Series® - Global Growth and Income Fund - Class 1	29,441,617
264,472	American Funds Insurance Series® - Global Small Capitalization Fund- Class 1	6,770,480
281,506	American Funds Insurance Series® - Growth Fund - Class 1	22,534,516
618,936	American Funds Insurance Series® - Growth-Income Fund - Class 1	31,609,049
517,995	American Funds Insurance Series® - International Fund - Class 1	11,323,372
176,308	American Funds Insurance Series® - New World Fund - Class 1	4,506,424
		147,056,616
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $207,245,060)	225,597,404

	SHORT-TERM INVESTMENTS - 0.0% *
	MONEY MARKET FUND - 0.0% *

1,818	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $1,818)	1,818

	TOTAL INVESTMENTS - 95.2% (Cost - $207,246,878)	$225,599,222
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%	11,347,736
	TOTAL NET ASSETS - 100.0%	$236,946,958

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Balanced Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 95.2%
	DEBT FUNDS - 44.2%
17,033	iShares 1-3 Year Credit Bond ETF	$1,768,025
21,167	iShares 1-3 Year Treasury Bond ETF	1,768,715
225,282	iShares Core U.S. Aggregate Bond ETF	24,161,494
13,975	iShares iBoxx $ High Yield Corporate Bond ETF	1,196,819
22,349	iShares JP Morgan USD Emerging Markets Bond ETF	2,521,414
43,968	iShares US Credit Bond ETF	4,791,193
208,130	iShares US Treasury Bond ETF	5,138,730
		41,346,390
	EQUITY FUNDS - 51.0%
89,551	iShares Core MSCI EAFE ETF	5,899,620
15,694	iShares Core MSCI Emerging Markets ETF	916,530
99,371	iShares Core S&P 500 ETF	26,370,082
19,482	iShares Core S&P Mid-Cap ETF	3,654,239
23,435	iShares Core S&P Small-Cap ETF	1,804,729
46,522	iShares MSCI Eurozone ETF	2,016,729
41,026	iShares MSCI Japan ETF	2,489,458
31,660	iShares Russell 1000 ETF	4,649,588
		47,800,975
	TOTAL EXCHANGE TRADED FUNDS (Cost - $79,615,443)	89,147,365

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
213,430	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $213,430)	213,430

	TOTAL INVESTMENTS - 95.4% (Cost - $79,828,873)	$89,360,795
	OTHER ASSETS LESS LIABILITIES - NET - 4.6%	4,261,994
	TOTAL NET ASSETS - 100.0%	$93,622,789

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	VARIABLE INSURANCE TRUST - 95.2%
	ASSET ALLOCATION FUND - 95.2%
15,477,657	BlackRock Global Allocation V.I. Fund - Class 1 (Cost - $259,239,008)	$266,060,921

	SHORT-TERM INVESTMENTS - 0.0% *
	MONEY MARKET FUND - 0.0% *
3,054	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class to yield 1.49% (a)(Cost - $3,054)	3,054

	TOTAL INVESTMENTS - 95.2% (Cost - $259,242,062)	$266,063,975
	OTHER ASSETS LESS LIABILITIES - NET - 4.8%	13,394,518
	TOTAL NET ASSETS - 100.0%	$279,458,493

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 70.3%
	AEROSPACE/DEFENSE - 3.6%
26,070	General Dynamics Corp.	$5,758,863
36,800	United Technologies Corp.	4,630,176
		10,389,039
	AGRICULTURE - 1.6%
30,372	Archer-Daniels-Midland Co.	1,317,234
46,700	Bunge Ltd.	3,452,998
		4,770,232
	APPAREL - 1.3%
58,940	NIKE, Inc.	3,915,974

	BEVERAGES - 1.3%
33,300	PepsiCo, Inc.	3,634,695

	BUILDING MATERIALS - 1.0%
80,775	Johnson Controls International PLC	2,846,511

	CHEMICALS - 7.1%
38,500	Air Products & Chemicals, Inc.	6,122,655
79,900	Albemarle Corp.	7,409,926
45,650	Praxair, Inc.	6,587,295
15,350	Versum Materials, Inc.	577,620
		20,697,496
	COMMERCIAL SERVICES - 2.4%
21,600	Cintas Corp.	3,684,528
15,700	Ecolab, Inc.	2,151,999
20,400	Matthews International Corp.	1,032,240
		6,868,767
	COMPUTERS - 2.5%
47,500	Accenture PLC - Cl. A	7,291,250

	COSMETICS/PERSONAL CARE - 2.2%
45,966	Colgate-Palmolive Co.	3,294,843
38,900	Procter & Gamble Co. (The)	3,083,992
		6,378,835
	DISTRIBUTION/WHOLESALE - 0.8%
8,100	WW Grainger, Inc.	2,286,387

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
21,690	Visa, Inc. - Cl. A	2,594,558

	ELECTRONICS - 2.5%
49,860	Honeywell International, Inc.	7,205,268

	FOOD - 0.9%
23,860	McCormick & Co., Inc. (The)	2,538,465

	HEALTHCARE-PRODUCTS - 9.7%
65,800	Abbott Laboratories	3,942,736
33,300	Becton Dickinson and Co.	7,216,110
30,200	Dentsply Sirona, Inc.	1,519,362
70,800	Medtronic PLC	5,679,576
47,300	Stryker Corp.	7,611,516
25,000	West Pharmaceutical Services, Inc.	2,207,250

		28,176,550
	INSURANCE - 1.4%
43,200	Aflac, Inc.	1,890,432
15,093	Chubb Ltd.	2,064,270
1,300	RLI Corp.	82,407
		4,037,109
	IRON/STEEL - 0.6%
30,210	Nucor Corp.	1,845,529

	MACHINERY-DIVERSIFIED - 2.7%
28,340	Roper Technologies, Inc.	7,954,755

	MEDIA - 1.3%
57,400	Comcast Corp.	1,961,358
26,840	John Wiley & Sons, Inc.	1,709,708
		3,671,066
	MISCELLANEOUS MANUFACTURING - 4.7%
22,180	Carlisle Cos, Inc.	2,315,814
36,429	Donaldson Co., Inc.	1,641,126
55,700	Dover Corp.	5,470,854
62,370	Pentair PLC	4,249,268
		13,677,062
	OIL & GAS - 1.9%
9,900	Chevron Corp.	1,128,996
17,100	EOG Resources, Inc.	1,800,117
22,300	Exxon Mobil Corp.	1,663,803
13,500	Occidental Petroleum Corp.	876,960
		5,469,876
	OIL & GAS SERVICES - 0.9%
38,000	Schlumberger Ltd.	2,461,640

	PHARMACEUTICALS - 3.9%
22,560	AbbVie, Inc.	2,135,304
28,790	CVS Health Corp.	1,791,026
40,400	Johnson & Johnson	5,177,260
16,800	Perrigo Co. PLC	1,400,112
24,300	Roche Holding AG - ADR	695,587
		11,199,289
	RETAIL - 7.0%
52,690	Gap, Inc. (The)	1,643,928
20,570	McDonald’s Corp.	3,216,736
57,100	Ross Stores, Inc.	4,452,658
24,800	Target Corp.	1,721,864
23,900	Tiffany & Co.	2,334,074
35,870	Walgreens Boots Alliance, Inc.	2,348,409
28,900	Wal-Mart, Inc.	2,571,233
23,000	Yum! Brands, Inc.	1,957,990
		20,246,892
	SEMICONDUCTORS - 4.4%
64,471	Analog Devices, Inc.	5,875,242
66,800	Texas Instruments, Inc.	6,939,852
		12,815,094
	SOFTWARE - 2.8%
89,410	Microsoft Corp.	8,160,451

	TRANSPORTATION - 0.9%
25,610	United Parcel Service, Inc.	2,680,343

	TOTAL COMMON STOCKS (Cost - $161,406,027)	203,813,133

	PREFERRED STOCK - 0.0% **
	PACKAGING & CONTAINERS - 0.0% **	Coupon Rate (%)	Maturity
100,000	Crown Americas LLC/Crown Americas Capital Corp. VI (a) (Cost - $100,000)	4.750	2/1/2026	96,750

Principal Amount
	ASSET BACKED SECURITIES - 5.2%
$300,000	AMMC CLO 21 Ltd. 3 Month LIBOR + 2.10 (a)^	3.878	11/2/2030	300,696
200,000	BlueMountain Fuji CLO 2017-2A B 3 Month LIBOR + 2.15 (a) ^	3.481	10/20/2030	200,376
1,000,000	Carlyle Global Market Strategies CLO 2015-2A A1 3 Month LIBOR + 1.47 (a) ^	3.230	4/27/2027	1,000,040
200,000	Carlyle Global Market Strategies CLO 2017-4 3 Month LIBOR + 2.80 (a) ^	4.287	1/15/2030	201,071
250,000	CD 2016-CD2 A4 ^	3.526	11/10/2049	251,083
330,500	Colony American Homes 2015-1 1 Month LIBOR + 1.20 (a) ^	2.918	7/17/2032	330,632
300,000	Dryden 50 Senior Loan Fund 3 Month LIBOR + 2.25 (a) ^	3.970	7/15/2030	302,097
300,000	Dryden 64 CLO Ltd. 3 Month LIBOR + 2.65 (a) ^	0.000	4/18/2031	300,000
250,000	Eleven Madison Trust 2015-11MD Mortgage Trust (a) ^	3.555	9/10/2035	252,720
197,942	Emerson Park CLO Ltd. 3 Month LIBOR + 0.98 (a) ^	2.702	7/15/2025	197,971
60,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60 ^	4.472	5/25/2024	63,526
283,822	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.60 ^	4.472	5/25/2024	298,771
273,311	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 2.90 ^	4.772	7/25/2024	290,785
326,293	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 3.00 ^	4.872	7/25/2024	348,127
218,854	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.00 ^	5.872	5/25/2025	234,930
264,046	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 4.90 ^	6.772	11/25/2024	301,479
245,579	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00 ^	6.872	7/25/2025	278,608
208,120	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.00 ^	6.872	7/25/2025	231,736
130,000	Fannie Mae Connecticut Avenue Securities 1 Month LIBOR + 5.75 ^	7.621	7/25/2029	151,813
1,400,000	Flagship CLO 3 Month LIBOR + 1.25 (a) ^	2.972	1/16/2026	1,400,276
250,000	Flagship CLO 3 Month LIBOR + 3.70 (a) ^	5.422	1/16/2026	250,081
350,000	Freddie Mac - STACR 1 Month LIBOR + 3.25 ^	5.122	5/25/2025	395,296
300,000	Freddie Mac - STACR 1 Month LIBOR + 3.80 ^	5.672	3/25/2025	319,747
300,000	Freddie Mac - STACR 1 Month LIBOR + 3.90 ^	5.772	12/25/2027	332,260
489,650	Freddie Mac - STACR 1 Month LIBOR + 4.00 ^	5.872	8/25/2024	534,460
280,213	Freddie Mac - STACR 1 Month LIBOR + 4.15 ^	6.022	1/25/2025	301,490
250,000	Freddie Mac - STACR 1 Month LIBOR + 5.55 ^	7.422	7/25/2028	304,380
200,000	Gilbert Park CLO Ltd. 3 Month LIBOR + 2.95 (a) ^	4.315	10/15/2030	201,345
329,872	Invitation Homes Trust ^	3.050	8/17/2032	330,101
306,412	Invitation Homes Trust 2015-SRF1 1 Month LIBOR + 1.45 (a) ^	3.200	3/17/2032	308,603
500,000	LCM XXV Ltd. 3 Month LIBOR + 2.30 (a) ^	4.045	7/20/2030	504,843
918,000	Madison Park Funding XXVII Ltd. 3 Month LIBOR + 1.13 (a) ^	3.177	4/20/2030	918,536
268,040	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	268,240
649,000	Neuberger Berman Loan Advisers CLO 27 Ltd. 3 Month LIBOR + 1.10 (a) ^	3.117	1/15/2030	648,757
200,000	NZCG Funding LLD 15-1 3 Month LIBOR + 1.55 (a) ^	3.494	2/26/2031	199,996
300,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 1.50 (a) ^	2.901	1/20/2031	300,526
100,000	Octagon Investment Partners 33 Ltd. 3 Month LIBOR + 2.75 (a) ^	4.151	1/20/2031	100,259
500,000	Octagon Investment Partners 35 Ltd. 3 Month LIBOR + 1.10 (a) ^	2.848	1/20/2031	500,078
150,000	Radnor RE 2018-1 Ltd. 1 Month LIBOR + 1.40 (a) ^	3.254	3/25/2028	150,000
100,000	TCI-Flatiron CLOS 2017-1 Ltd. 3 Month LIBOR + 2.75 (a) ^	4.377	11/17/2030	100,230
278,703	Towd Point Mortgage Trust 2015-1 (a) ^	2.750	11/25/2060	279,409
278,854	Towd Point Mortgage Trust 2016-4 (a) ^	2.250	7/25/2056	275,259
267,072	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	266,374
175,854	Towd Point Mortgage Trust 2017-3 (a) ^	2.750	7/25/2057	175,376
250,000	Voya CLO 2014-1 Ltd. 3 Month LIBOR + 2.80 (a) ^	0.000	4/18/2031	250,000
	TOTAL ASSET BACKED SECURITIES (Cost - $15,115,717)			15,152,383

	CORPORATE BONDS - 9.5%
	AEROSPACE/DEFENSE - 0.2%
300,000	Lockheed Martin Corp.	4.700	5/15/2046	325,560
100,000	Transdigm, Inc.	6.500	7/15/2024	102,500
100,000	United Technologies Corp.	1.125	12/15/2021	126,388
				554,448

	AGRICULTURE - 0.1%
300,000	Reynolds American, Inc.	5.700	8/15/2035	341,326

	AIRLINES - 0.1%
200,000	United Airlines 2018-1 Class AA Pass Through Trust	3.500	3/1/2030	197,537

	AUTO PARTS & EQUIPMENT - 0.1%
200,000	Delphi Corp.	4.150	3/15/2024	205,101

	BANKS - 2.1%
300,000	Banca Monte Dei Paschi di Siena SpA	2.125	11/26/2025	391,906
700,000	Bank of America Corp.	3.500	4/19/2026	687,763
300,000	Barclays PLC	4.375	9/11/2024	293,053
700,000	Capital One Financial Corp.	3.200	2/5/2025	671,383
600,000	Citigroup, Inc.	3.400	5/1/2026	579,913
500,000	Goldman Sachs Group, Inc. (The)	3.750	2/25/2026	491,270
400,000	HSBC Holdings PLC	4.300	3/8/2026	409,250
200,000	ICICI Bank Ltd. (a)	3.800	12/14/2027	186,325
250,000	Industrial & Commercial Bank of China Ltd.	2.957	11/8/2022	243,930
500,000	JPMorgan Chase & Co.	3.200	6/15/2026	479,658
300,000	JPMorgan Chase & Co.	3.250	9/23/2022	299,112
500,000	Morgan Stanley	3.875	1/27/2026	499,565
400,000	Wells Fargo & Co.	2.500	3/4/2021	392,733
500,000	Wells Fargo & Co.	3.000	4/22/2026	469,425
				6,095,286
	BEVERAGES - 0.2%
500,000	Anheuser-Busch InBev Finance, Inc.	3.650	2/1/2026	497,024

	BIOTECHNOLOGY - 0.2%
200,000	Baxalta, Inc.	3.600	6/23/2022	199,385
200,000	Biogen, Inc.	5.200	9/15/2045	218,396
100,000	Celgene Corp.	3.450	11/15/2027	94,794
				512,575
	CHEMICALS - 0.2%
200,000	Chemours Co.	5.375	5/15/2027	200,500
300,000	LYB International Finance BV	4.000	7/15/2023	305,606
				506,106
	COAL - 0.0% **
100,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (a)	7.500	6/15/2025	103,000

	COMMERCIAL SERVICES - 0.0% **
100,000	IHS Markit Ltd. (a)	4.000	3/1/2026	96,000

	COMPUTERS - 0.1%
100,000	Dell International LLC (a)	3.480	6/1/2019	100,452
200,000	West Corp. (a)	8.500	10/15/2025	193,500
				293,952
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
200,000	Navient Corp.	6.750	6/25/2025	202,750
200,000	Tempo Acquisition LLC (a)	6.750	6/1/2025	199,750
				402,500
	ELECTRIC - 1.1%
600,000	Calpine Corp.	5.375	1/15/2023	574,380
200,000	Colbun SA (a)	3.950	10/11/2027	193,044
400,000	Dominion Energy, Inc.	3.900	10/1/2025	400,013
200,000	Dynegy, Inc. (a)	8.125	1/30/2026	220,750
400,000	Electricite De France SA 10 Year Swap Rate + 3.709 (a) ^	5.250	1/29/2049	400,800
200,000	Israel Electric Corp. Ltd. (a)	4.250	8/14/2028	195,964
500,000	Southern Co. (The)	3.250	7/1/2026	475,114
300,000	State Grid Overseas Investment (a)	3.500	5/4/2027	289,248
100,000	Talen Energy Supply LLC (a)	9.500	7/15/2022	97,000
100,000	Talen Energy Supply LLC (a)	10.500	1/15/2026	86,000
300,000	Three Gorges Finance Ltd. (a)	3.700	6/10/2025	298,425
				3,230,738

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
100,000	Legrand France SA	8.500	2/15/2025	126,979

	ELECTRONICS - 0.0% **
100,000	Tech Data Corp.	4.950	2/15/2027	100,249

	FOOD - 0.3%
400,000	Kraft Heinz Foods Co.	3.500	7/15/2022	399,242
300,000	Kroger Co. (The)	4.000	2/1/2024	305,746
100,000	Lamb Weston HLD (a)	4.875	11/1/2026	99,125
				804,113
	FOOD SERVICE - 0.0% **
100,000	Aramark Services, Inc. (a)	5.000	2/1/2028	97,875

	HEALTHCARE-PRODUCTS - 0.1%
100,000	Avantor, Inc. (a)	6.000	10/1/2024	99,500
300,000	Stryker Corp.	3.500	3/15/2026	299,131
				398,631
	HEALTHCARE-SERVICES - 0.0% **
100,000	Community Health Systems, Inc.	6.250	3/31/2023	92,125
35,000	Orlando Health Obligated Group	3.777	10/1/2028	35,169
				127,294
	HOME BUILDERS - 0.0% **
100,000	Pultegroup, Inc.	5.000	1/15/2027	97,220

	INSURANCE - 0.3%
300,000	Liberty Mutual Group, Inc. (a)	4.950	5/1/2022	316,773
100,000	MetLife, Inc.	3.000	3/1/2025	96,155
400,000	Teachers Insurance & Annuity Association of America (a)	4.900	9/15/2044	440,861
				853,789
	INTERNET - 0.1%
100,000	Amazon.com, Inc. (a)	2.800	8/22/2024	97,030
100,000	Symantec Corp. (a)	5.000	4/15/2025	100,855
200,000	Tencent Holdings Ltd. (a)	3.595	1/19/2028	192,636
				390,521
	LODGING - 0.2%
300,000	Marriott International, Inc.	3.750	10/1/2025	298,735
200,000	Wynn Las Vegas Capital Corp. LLC (a)	5.250	5/15/2027	196,250
				494,985
	MACHINERY - CONSTRUCTION AND MINING - 0.1%
200,000	Vertiv Group Corp. (a)	9.250	10/15/2024	209,000

	MACHINERY - DIVERSIFIED - 0.1%
100,000	CNH Industrial NV	3.850	11/15/2027	97,163
100,000	Tennant Co.	5.625	5/1/2025	102,000
				199,163
	MEDIA - 0.4%
200,000	Altice U.S. Finance Corp. (a)	5.500	5/15/2026	195,480
200,000	CCO Holdings LLC (a)	5.125	5/1/2027	189,880
300,000	Comcast Corp.	3.150	2/15/2028	285,744
100,000	Nexstar Broadcasting, Inc. (a)	5.625	8/1/2024	97,970
300,000	Time Warner, Inc.	2.950	7/15/2026	274,753
				1,043,827
	MINING - 0.2%
100,000	First Quantum Minerals Ltd. (a)	7.250	4/1/2023	98,750
300,000	Glencore Finance Canada (a)	4.950	11/15/2021	312,540
100,000	Northwest Acquisitions ULC/Dominion Finco, Inc. (a)	7.125	11/1/2022	102,000
				513,290

	OIL & GAS - 0.4%
300,000	Anadarko Petroleum Corp.	6.450	9/15/2036	359,690
400,000	CNOOC Finance 2015 USA LLC	3.500	5/5/2025	386,365
400,000	Sinopec Group Overseas Development 2015 Ltd. (a)	3.250	4/28/2025	381,630
100,000	Sunoco LP/Sunoco Finance Corp. (a)	4.875	1/15/2023	96,375
				1,224,060
	OIL & GAS SERVICES - 0.1%
200,000	Weatherford International Ltd.	8.250	6/15/2023	174,394

	PACKAGING & CONTAINERS - 0.3%
200,000	Ardagh Packaging Finance PLC (a)	6.000	2/15/2025	201,000
200,000	Bway Holding Co. (a)	7.250	4/15/2025	204,000
100,000	Multi-Color Corp. (a)	4.875	11/1/2025	93,500
100,000	OI European Group BV (a)	4.000	3/15/2023	95,250
200,000	Plastipak Holdings, Inc. (a)	6.250	10/15/2025	199,500
150,000	Reynolds Group Issuer, Inc. (a)	7.000	7/15/2024	157,031
				950,281
	PHARMACEUTICALS - 0.3%
300,000	Allergan Funding SCS	4.550	3/15/2035	293,694
100,000	Catalent Pharma Solutions, Inc. (a)	4.875	1/15/2026	97,500
100,000	CVS Health Corp.	4.300	3/25/2028	100,426
200,000	Endo DAC/Endo Finance Ltd. (a)	6.000	2/1/2025	143,500
200,000	Valeant Pharmaceuticals International, Inc. (a)	7.500	7/15/2021	200,750
				835,870
	PIPELINES - 0.5%
200,000	Cheniere Corpus Christi Holdings LLC	7.000	6/30/2024	221,250
100,000	Cheniere Energy Partners LP (a)	5.250	10/1/2025	98,625
100,000	Energy Transfer Equity LP	4.250	3/15/2023	97,000
400,000	Enterprise Products Operating LLC	4.450	2/15/2043	398,110
100,000	Kinder Morgan Energy Partners LP	6.500	9/1/2039	114,047
400,000	Sabine Pass Liquefacation LLC	5.000	3/15/2027	415,564
				1,344,596
	REAL ESTATE - 0.1%
100,000	American Homes 4 Rent LP	4.250	2/15/2028	97,993
150,000	Prologis LP	3.750	11/1/2025	151,484
				249,477
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
300,000	American Tower Corp.	4.400	2/15/2026	303,160
200,000	Crown Castle International Corp.	3.800	2/15/2028	192,354
100,000	MPT Operating Partnership LP	5.000	10/15/2027	98,030
400,000	Realty Income Corp.	4.125	10/15/2026	403,678
				997,222
	RETAIL - 0.3%
200,000	Beacon Escrow Corp. (a)	4.875	11/1/2025	190,500
300,000	Dollar General Corp.	4.150	11/1/2025	308,296
300,000	Home Depot, Inc. (The)	2.125	9/15/2026	271,375
100,000	New Red Finance, Inc. (a)	5.000	10/15/2025	95,220
200,000	PetSmart, Inc. (a)	7.125	3/15/2023	113,500
				978,891
	SOFTWARE - 0.1%
100,000	Ascend Learning LLC (a)	6.875	8/1/2025	102,750
200,000	Fiserv, Inc.	3.850	6/1/2025	201,865
				304,615
	TELECOMMUNICATIONS - 0.4%
200,000	Juniper Networks, Inc.	4.350	6/15/2025	202,422
250,000	Sprint Corp.	7.125	6/15/2024	243,750
200,000	Sprint Spectrum Co. LLC (a)	5.152	3/20/2028	201,060
150,000	Telefonica Emisiones, S.A.U.	4.570	4/27/2023	157,718
300,000	Verizon Communications, Inc.	2.625	8/15/2026	273,971
				1,078,921

	TRANSPORTATION - 0.2%
500,000	FedEx Corp.	3.250	4/1/2026	485,847

	TRUCKING & LEASING - 0.1%
200,000	DAE Funding LLC (a)	5.000	8/1/2024	189,250
100,000	Park Aerospace Holdings (a)	5.250	8/15/2022	97,970
				287,220

	TOTAL CORPORATE BONDS (Cost $28,229,719)			27,403,923

	MUNICIPAL BOND - 0.0% **
90,000	San Jose Redevelopment Agency Successor Agency (Cost - $90,000)	3.226	8/1/2027	88,411

	TERM LOANS - 0.9%
149,248	AMC Entertainment Holdings, Inc. ^	3.727	12/15/2023	149,559
81,000	Aristocrat International Pty Ltd. ^	3.357	9/19/2024	81,304
98,591	Ascena Retail Group, Inc. ^	5.875	8/21/2022	86,513
64,862	B&G Foods ^	0.000	11/2/2022	65,206
198,500	Cablevision	3.741	7/17/2025	197,797
223,869	Car TL B 1L USD Corp. ^	3.340	3/15/2022	224,989
34,912	Chemours ^	0.000	5/12/2022	34,869
10,000	Commscope ^	0.000	12/29/2022	10,044
99,222	Eldorado Resorts, Inc. ^	3.625	3/16/2024	99,470
34,912	Endo International ^	5.625	4/12/2024	34,810
99,499	Felp TL B 1L USD Corp. ^	7.083	3/28/2022	97,737
100,000	Fieldwood Energy LLC ^	4.208	9/28/2018	99,563
107,074	General Nutrition Centers, Inc. ^	10.558	3/4/2021	100,738
42,926	General Nutrition Centers, Inc. ^	8.650	12/31/2022	43,881
34,913	Harbor Freight Tools	3.789	8/16/2023	34,944
99,242	Hertz Corp. (The) ^	4.100	6/30/2023	99,196
114,043	IMS ^	3.600	1/13/2025	114,556
248,747	JBS USA Lux SA	6.000	10/30/2022	247,866
20,894	Jo-Ann Stores ^	6.551	10/21/2023	20,777
80,000	Live Nation ^	0.000	10/27/2023	80,350
131,066	Mallinckrodt International Finance SA ^	4.083	9/24/2024	130,466
149,246	Mueller Water Products, Inc. ^	4.100	11/25/2021	150,179
99,490	PetSmart, Inc. ^	4.340	3/10/2022	79,626
98,726	Post ^	3.280	5/24/2024	99,010
198,732	U.S. Renal Care, Inc. ^	5.583	11/16/2022	199,393
70,755	Valeant Pharmaceuticals International, Inc.	4.940	3/11/2022	71,476
41,436	Western Digital Corp. ^	3.313	4/29/2023	41,636
	TOTAL TERM LOANS (Cost - $2,690,856)			2,695,955

	MORTGAGE BACKED SECURITIES - 5.7%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.1%
230,000	Freddie Mac Gold Pool +	3.50	6/15/2047	230,467
1,447,179	Freddie Mac Gold Pool	3.50	9/1/2047	1,450,842
1,900,000	Freddie Mac Gold Pool	3.50	4/1/2048	1,905,079
1,850,000	Freddie Mac Gold Pool +	4.00	11/15/2045	1,898,274
3,295,934	Freddie Mac Gold Pool	4.00	9/1/2047	3,386,525
				8,871,187
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.3%
1,760,000	Fannie Mae Pool	3.00	4/1/2033	1,758,690
300,000	Fannie Mae Pool +	3.50	2/25/2046	300,627
1,739,058	Fannie Mae Pool	3.50	9/1/2047	1,742,397
740,000	Fannie Mae Pool	3.50	4/1/2048	741,421
520,000	Fannie Mae Pool +	4.00	11/25/2045	533,487
949,310	Fannie Mae Pool	4.00	9/1/2047	974,362
700,000	Fannie Mae Pool +	4.50	8/25/2044	732,922
				6,783,906

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
544,978	Ginnie Mae II Pool	3.50	8/20/2047	550,773
300,000	Ginnie Mae II Pool +	3.50	8/20/2047	302,912
99,512	Ginnie Mae II Pool	3.50	1/20/2048	100,511
				954,196

	TOTAL MORTGAGE BACKED SECURITIES (Cost - $16,816,146)			16,609,289

	COMMERCIAL MORTGAGE OBLIGATIONS - 0.1%
280,000	FREMF Mortgage Trust (a) (Cost - $283,196)	3.992	12/25/2050	272,380

	SOVEREIGN DEBT - 0.3%
200,000	Export-Import Bank of China (The) (a)	3.63	7/31/2024	200,100
200,000	Export-Import Bank of India (a)	3.88	2/1/2028	193,786
300,000	Export-Import Bank of Korea	2.25	1/21/2020	295,488
	TOTAL SOVEREIGN DEBT (Cost - $707,224)			689,374

	U.S. TREASURY SECURITIES - 3.5%
1,105,000	United States Treasury Bond	2.250	8/15/2046	951,811
600,000	United States Treasury Bond	2.500	2/15/2045	547,851
825,000	United States Treasury Bond	2.500	2/15/2046	750,847
840,000	United States Treasury Bond	2.500	5/15/2046	763,875
150,000	United States Treasury Bond	2.750	8/15/2047	143,361
35,000	United States Treasury Bond	2.750	11/15/2047	33,459
940,000	United States Treasury Bond	2.875	5/15/2043	926,561
250,000	United States Treasury Bond	3.000	11/15/2044	251,660
600,000	United States Treasury Bond	4.250	11/15/2040	732,516
820,000	United States Treasury Bond	4.375	2/15/2038	1,008,952
300,000	United States Treasury Bond	4.500	2/15/2036	370,699
455,000	United States Treasury Inflation Index Note	0.125	7/15/2022	485,522
550,000	United States Treasury Inflation Index Note	0.125	7/15/2024	560,931
1,400,000	United States Treasury Note	2.000	11/30/2020	1,386,602
1,300,000	United States Treasury Note	2.625	11/15/2020	1,308,125
	TOTAL U.S. TREASURY SECURITIES (Cost - $10,352,881)			10,222,772

Shares
	SHORT-TERM INVESTMENTS - 5.5%
	MONEY MARKET FUND - 5.5%
15,986,706	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 1.49% (b)			15,986,706
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,986,706)

	TOTAL INVESTMENTS - 101.0% (Cost - $251,778,472)			$293,031,076
	OTHER ASSETS LESS LIABILITIES - NET - (1.0)%			(2,867,640)
	TOTAL NET ASSETS - 100.0%			$290,163,436

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.05%

^	Variable rate security. Interest Rates are subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	1.88%
3 Month USD LIBOR	2.32%

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2018, these securities amounted to $19,412,501 or 6.7% of net assets.

(b)	Money market rate shown represents the rate at March 31, 2018.

					Unrealized
					Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
SHORT FUTURES CONTRACTS
E-Mini Russell 2000 Index Future	Morgan Stanley	8	Jun-18	612,480	$(4,335)
Euro Bund Future	Morgan Stanley	7	Jun-18	1,372,525	(21,691)
Mini MSCI Emerging Markets Index Future	Morgan Stanley	1	Jun-18	59,390	(625)
S&P MidCap 400 E-Mini Future	Morgan Stanley	13	Jun-18	2,448,030	(27,740)
S&P 500 E-Mini Future	Morgan Stanley	180	Jun-18	23,787,000	(271,400)
U.S. 10 Year Note Future	Morgan Stanley	2	Jun-18	242,281	(2,563)
U.S. 10 Year Ultra Bond Future	Morgan Stanley	16	Jun-18	2,077,750	(19,912)
					(348,266)

LONG FUTURES CONTRACT
Australian 10 Year Bond Future	Morgan Stanley	4	Jun-18	397,691	4,225
Canadian 10 Year Bond Future	Morgan Stanley	6	Jun-18	620,221	10,309
Long Gilt Future	Morgan Stanley	5	Jun-18	861,460	12,999
U.S. 5 Year Note Future	Morgan Stanley	46	Jun-18	5,265,203	14,734
U.S. Long Bond Future	Morgan Stanley	6	Jun-18	879,750	21,563
					63,830
NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(284,436)

INTEREST RATE SWAPS*

								Premiums	Unrealized
		Floating Rate as	Pay/Receive		Expiration	Notional		Paid/	Appreciation/
Counterparty	Floating Rate Index	of 3/31/18	Floating Rate	Fixed Rate	Date	Amount	Value	(Received)	(Depreciation)
JP Morgan Chase	USA-CPI-U	249.554%	Pay	1.96%	8/31/2024	$900,000	$22,255	$—	$22,255

CREDIT DEFAULT SWAPS**

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank NA	AES Corp.	Buy	0.00%	5.00%	6/20/2022	$400,000	$(14,874)	$-	$(14,874)
JPMorgan	Ally Financial, Inc.	Buy	0.00%	5.00%	12/20/2022	200,000	(47)	-	(47)
Citibank NA	Best Buy Co., Inc.	Buy	0.00%	5.00%	6/20/2022	250,000	(7,802)	-	(7,802)
Citibank NA	Bombardier, Inc.	Buy	0.00%	5.00%	6/20/2022	200,000	(5,834)	-	(5,834)
JPMorgan	Capital One Financial Corp.	Sell	1.00%	0.00%	12/20/2022	100,000	(248)	-	(248)
Citibank NA	CDX.EM.29	Sell	1.00%	0.00%	6/20/2023	700,000	1,645	(19)	1,664
Goldman Sachs International	CDX.NA.HY.30	Sell	5.00%	0.00%	6/20/2023	525,000	(1,158)	(583)	(575)
Citibank NA	CDX.NA.IG.29	Sell	1.00%	0.00%	12/20/2022	2,000,000	(970)	-	(970)
JPMorgan	Dish DBS Corp.	Sell	5.00%	0.00%	6/20/2023	100,000	(39)	(56)	17
JPMorgan	Dish DBS Corp.	Buy	0.00%	5.00%	6/20/2021	100,000	(2,270)	56	(2,326)
Citibank NA	General Electric Co.	Sell	1.00%	0.00%	12/20/2022	175,000	(752)	(408)	(344)
Citibank NA/JPMorgan	Goldman Sachs	Sell	1.00%	0.00%	12/20/2022	200,000	(158)	-	(158)
JPMorgan	ITRX.EUR.28	Buy	0.00%	1.00%	12/20/2022	1,750,000	(5,355)	-	(5,355)
Citibank NA	MCDX.NA.29	Sell	1.00%	0.00%	12/20/2022	1,050,000	855	-	855
Citibank NA	Morgan Stanley	Sell	1.00%	0.00%	12/20/2022	100,000	(177)	-	(177)
Citibank NA	Nabors Inds, Inc.	Buy	0.00%	1.00%	6/20/2020	50,000	(1,384)	(93)	(1,291)
Citibank NA	Nabors Inds, Inc.	Sell	1.00%	0.00%	6/20/2022	50,000	2,244	93	2,151
Citibank NA	Republic of Colombia	Sell	1.00%	0.00%	6/20/2023	175,000	(636)	(413)	(223)
Goldman Sachs International	Republic of Indonesia	Sell	1.00%	0.00%	6/20/2023	175,000	(1,056)	(408)	(648)
Barclays Bank PLC	Republic of Turkey	Buy	0.00%	1.00%	6/20/2023	98,000	(113)	3	(116)
Citibank NA	Simon Property Group LP	Sell	1.00%	0.00%	6/20/2022	480,000	3,854	-	3,854
JPMorgan	United Mexican States	Sell	1.00%	0.00%	6/20/2023	175,000	16	(413)	429
								$(2,241)	$(32,018)

TOTAL RETURN SWAPS**

								Premiums	Unrealized
		Buy/Sell	Floating Rate	Floating Rate	Expiration	Notional		Paid/	Appreciation/
Counterparty	Index	Protection	Received	Paid	Date	Amount	Value	(Received)	(Depreciation)
Citibank NA	iBoxx $ Liquid	Buy	0.00%	1.33%	6/20/2018	$1,050,000	$3,775	$—	$3,775
Citibank NA	iBoxx $ Liquid	Buy	0.00%	1.63%	9/20/2018	$175,000	(1,587)	$—	(1,587)
								$—	$2,188

* Pays at termination.								$—	$(7,575)

** Pays quarterly.

Schedule of Forward Foreign Currency Contracts

Settlement		Currency Units to				Unrealized Appreciation
Date	Counterparty	Receive/Deliver		In Exchange For	U.S. $ Value	(Depreciation)
To Buy:
4/12/2018	Barclays Bank PLC	$1,500,000,000	IDR	$108,775	$108,851	$76
4/12/2018	Barclays Bank PLC	11,500,000	INR	172,053	176,058	4,005
4/12/2018	Barclays Bank PLC	3,640,000	MXN	190,896	199,048	8,152
4/19/2018	Barclays Bank PLC	212,000	AUD	169,664	162,616	(7,048)
4/19/2018	Barclays Bank PLC	216,000	AUD	171,428	165,684	(5,744)
4/19/2018	Barclays Bank PLC	630,000	BRL	194,805	189,269	(5,536)
4/19/2018	Barclays Bank PLC	210,000	CAD	168,833	162,943	(5,890)
4/19/2018	Barclays Bank PLC	163,000	CAD	128,336	126,475	(1,861)
4/19/2018	Barclays Bank PLC	137,000	CAD	106,309	106,301	(8)
4/19/2018	Barclays Bank PLC	90,000	EUR	106,290	110,837	4,547
4/19/2018	Barclays Bank PLC	140,000	EUR	168,480	172,412	3,932
4/19/2018	Barclays Bank PLC	146,000	EUR	179,799	179,802	3
4/19/2018	Barclays Bank PLC	153,000	EUR	188,817	188,422	(395)
4/19/2018	Barclays Bank PLC	24,000	GBP	33,276	33,694	418
4/19/2018	Barclays Bank PLC	206,000	GBP	289,121	289,211	90
4/19/2018	Barclays Bank PLC	2,000,000,000	IDR	145,613	145,056	(557)
4/19/2018	Barclays Bank PLC	13,000,000	INR	196,910	198,848	1,938
4/19/2018	Barclays Bank PLC	19,600,000	JPY	175,357	184,517	9,160
4/19/2018	Barclays Bank PLC	20,000,000	JPY	180,578	188,282	7,704
4/19/2018	Barclays Bank PLC	39,400,000	JPY	358,345	370,916	12,571
4/19/2018	Barclays Bank PLC	21,000,000	JPY	186,501	197,696	11,195
4/19/2018	Barclays Bank PLC	15,800,000	MXN	803,859	863,072	59,213
4/19/2018	Barclays Bank PLC	1,450,000	NOK	176,131	184,797	8,666
4/19/2018	Barclays Bank PLC	500,000	PLN	140,667	146,015	5,348
4/19/2018	Barclays Bank PLC	1,500,000	SEK	180,875	179,348	(1,527)
4/19/2018	Barclays Bank PLC	642,000	SEK	79,448	76,761	(2,687)
4/19/2018	Barclays Bank PLC	104,000	SGD	78,889	79,347	458
4/19/2018	Barclays Bank PLC	96,000	SGD	72,876	73,243	367
						106,590

To Sell:
4/12/2018	Barclays Bank PLC	3,640,000	MXN	193,375	199,048	(5,673)
4/19/2018	Barclays Bank PLC	770,000	AUD	603,357	590,635	12,722
4/19/2018	Barclays Bank PLC	340,000	CAD	271,046	263,813	7,233
4/19/2018	Barclays Bank PLC	430,000	CAD	342,758	333,646	9,112
4/19/2018	Barclays Bank PLC	1,140,000	EUR	1,353,055	1,403,931	(50,876)
4/19/2018	Barclays Bank PLC	230,000	GBP	304,327	322,905	(18,578)
4/19/2018	Barclays Bank PLC	100,000,000	JPY	902,039	941,411	(39,372)
4/19/2018	Barclays Bank PLC	165,000,000	KRW	146,150	154,900	(8,750)
4/19/2018	Barclays Bank PLC	2,100,000	MXN	111,385	114,712	(3,327)
4/19/2018	Barclays Bank PLC	730,000	NOK	93,976	93,036	940
4/19/2018	Barclays Bank PLC	720,000	NOK	93,171	91,761	1,410
4/19/2018	Barclays Bank PLC	3,650,000	PHP	69,944	69,888	56
4/19/2018	Barclays Bank PLC	200,000	SGD	148,324	152,591	(4,267)
9/13/2018	Barclays Bank PLC	300,000	EUR	367,050	373,780	(6,730)
						(106,100)

Net unrealized appreciation on forward foreign currency contracts						$490

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares				Value
	EXCHANGE TRADED FUNDS - 33.8%
	DEBT FUNDS - 9.6%
26,657	iShares Short Maturity Bond ETF			$1,317,051
9,000	iShares Short Treasury Bond ETF			993,330
9,050	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF			828,528
				3,138,909
	EQUITY FUNDS - 24.2%
7,536	iShares Core S&P 500 ETF			1,999,828
15,063	SPDR S&P 500 ETF Trust			3,963,828
8,237	Vanguard S&P 500 ETF			1,994,013
				7,957,669
	TOTAL EXCHANGE TRADED FUNDS (Cost $9,675,311)			11,096,578
Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY NOTE - 28.5%
$9,720,000	United States Treasury Note (Cost $9,251,501)	2.25	2/15/2027	9,342,211

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS - 1.6%
9	Nikkei 225 Index, June 2018, Put @ $20,250	Morgan Stanley	182,250,000	37,870
9	Nikkei 225 Index, September 2018, Put @ $20,000	Morgan Stanley	180,000,000	61,989
36	S&P 500 Index, June 2018, Put @ $2,525	Morgan Stanley	9,090,000	169,560
36	S&P 500 Index, September 2018, Put @ $2,450	Morgan Stanley	8,820,000	245,880
	TOTAL PURCHASED OPTIONS (Cost - $376,442)			515,299

Shares
	SHORT-TERM INVESTMENTS - 32.4%
	MONEY MARKET FUND - 32.4%
10,629,803	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 1.49% (a) (Cost - $10,629,803)			10,629,803

	TOTAL INVESTMENTS - 96.3% (Cost - $29,933,057)			$31,583,891
	OTHER ASSETS LESS LIABILITIES - NET - 3.7%			1,203,628
	TOTAL NET ASSETS - 100.0%			$32,787,519

(a)	Money market rate shown represents the rate at March 31, 2018.

Contracts	Options Written	Counterparty	Notional Value	Value
18	Nikkei 225 Index, April 2018, Call @ $22,250	Morgan Stanley	400,500,000	$(6,685)
72	S&P 500 Index, April 2018, Call @ $2,860	Morgan Stanley	20,592,000	(5,400)
	TOTAL OPTIONS WRITTEN (Premiums received - $71,147)			$(12,085)

					Unrealized Appreciation/
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
LONG FUTURES CONTRACTS
E-Mini Russell 2000 Index Future	Credit Suisse	48	6/30/2018	3,674,880	$(168,360)
Nikkei 225 Index Future	Credit Suisse	18	6/30/2018	3,589,845	(15,085)
S&P 500 E-Mini Future	Credit Suisse	37	6/30/2018	4,889,550	(260,333)
S&P Midcap 400 E-Mini Future	Credit Suisse	13	6/30/2018	2,448,030	(51,770)
TOTAL UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(495,548)

Global Atlantic Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 95.5%
	DEBT FUNDS - 14.9%
43,311	iShares 1-3 Year Credit Bond ETF	$4,495,682
53,822	iShares 1-3 Year Treasury Bond ETF	4,497,366
380,630	iShares Core U.S. Aggregate Bond ETF	40,822,568
24,742	iShares iBoxx $ High Yield Corporate Bond ETF	2,118,905
51,808	iShares JP Morgan USD Emerging Markets Bond ETF	5,844,979
64,596	iShares US Credit Bond ETF	7,039,026
253,226	iShares US Treasury Bond ETF	6,252,150
		71,070,676
	EQUITY FUNDS - 80.6%
939,248	iShares Core MSCI EAFE ETF	61,877,658
129,888	iShares Core MSCI Emerging Markets ETF	7,585,459
824,604	iShares Core S&P 500 ETF	218,825,163
161,639	iShares Core S&P Mid-Cap ETF	30,318,627
194,110	iShares Core S&P Small-Cap ETF	14,948,411
117,770	iShares MSCI Eurozone ETF	5,105,330
103,940	iShares MSCI Japan ETF	6,307,079
262,877	iShares Russell 1000 ETF	38,606,116
		383,573,843
	TOTAL EXCHANGE TRADED FUNDS (Cost - $379,490,534)	454,644,519

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
1,100,724	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a) (Cost - $1,100,724)	1,100,724

	TOTAL INVESTMENTS - 95.7% (Cost - $380,591,258)	$455,745,243
	OTHER ASSETS LESS LIABILITIES - NET - 4.3%	20,457,235
	TOTAL NET ASSETS - 100.0%	$476,202,478

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Moderate Growth Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 95.3%
	DEBT FUNDS - 30.0%
27,224	iShares 1-3 Year Credit Bond ETF	$2,825,851
33,831	iShares 1-3 Year Treasury Bond ETF	2,826,918
240,708	iShares Core U.S. Aggregate Bond ETF	25,815,933
15,552	iShares iBoxx $ High Yield Corporate Bond ETF	1,331,873
32,565	iShares JP Morgan USD Emerging Markets Bond ETF	3,673,983
40,994	iShares US Credit Bond ETF	4,467,116
162,034	iShares US Treasury Bond ETF	4,000,620
		44,942,294
	EQUITY FUNDS - 65.3%
201,080	iShares Core MSCI EAFE ETF	13,247,150
32,461	iShares Core MSCI Emerging Markets ETF	1,895,722
205,412	iShares Core S&P 500 ETF	54,510,183
40,243	iShares Core S&P Mid-Cap ETF	7,548,380
48,397	iShares Core S&P Small-Cap ETF	3,727,053
74,357	iShares MSCI Eurozone ETF	3,223,376
65,572	iShares MSCI Japan ETF	3,978,909
65,492	iShares Russell 1000 ETF	9,618,155
		97,748,928
	TOTAL EXCHANGE TRADED FUNDS (Cost - $123,448,192)	142,691,222

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
78,897	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a) (Cost - $78,897)	78,897

	TOTAL INVESTMENTS - 95.3% (Cost - $123,527,089)	$142,770,119
	OTHER ASSETS LESS LIABILITIES - NET - 4.7%	6,982,672
	TOTAL NET ASSETS - 100.0%	$149,752,791

ETF - Exchange Traded Fund

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2018.

SHORT FUTURES CONTRACTS
	Number of				Unrealized
Description	Contracts	Expiration Date	Counterparty	Notional Amount	Depreciation
E-Mini Russell 2000 Index Future	7	6/15/2018	Goldman Sachs	$535,920	$(2,025)
MSCI EAFE Future	25	6/15/2018	Goldman Sachs	2,500,750	(19,900)
MSCI Emerging Markets Future	7	6/15/2018	Goldman Sachs	415,730	(5,175)
S&P 500 E-Mini Future	59	6/15/2018	Goldman Sachs	7,796,850	(67,413)
S&P Midcap 400 E-Mini Future	5	6/15/2018	Goldman Sachs	941,550	(11,310)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(105,823)

Global Atlantic Motif Aging of America Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 96.7%
	BIOTECHNOLOGY - 22.1%
111	Aduro Biotech, Inc. *	$1,032
186	Amarin Corp PLC (ADR) *	560
16	Amgen, Inc.	2,728
43	Celgene Corp. *	3,836
16	Cellectis SA (ADR) *	504
35	CytomX Therapeutics, Inc. *	996
59	Epizyme, Inc. *	1,047
37	Exact Sciences Corp. *	1,492
72	Exelixis, Inc. *	1,595
25	FibroGen, Inc. *	1,155
20	Five Prime Therapeutics, Inc. *	344
24	Halozyme Therapeutics, Inc. *	470
87	ImmunoGen, Inc. *	915
24	Incyte Corp. *	2,000
32	Innoviva, Inc. *	533
21	Medicines Co. (The) *	692
22	Myriad Genetics, Inc. *	651
114	NeoGenomics, Inc. *	930
75	NewLink Genetics Corp. *	544
35	Seattle Genetics, Inc. *	1,832
61	Spectrum Pharmaceuticals, Inc. *	981
9	United Therapeutics Corp. *	1,011
		25,848
	HEALTHCARE-PRODUCTS - 20.3%
7	ABIOMED, Inc. *	2,037
145	Accuray, Inc. *	725
34	AtriCure, Inc. *	698
5	Baxter International, Inc.	325
24	BioTelemetry, Inc. *	745
49	Boston Scientific Corp. *	1,339
18	Edwards Lifesciences Corp. *	2,511
133	Endologix, Inc. *	563
19	Foundation Medicine, Inc. *	1,496
29	Genomic Health, Inc. *	907
17	Globus Medical, Inc. *	847
10	Hologic, Inc. *	374
13	Insulet Corp. *	1,127
7	Integer Holdings Corp. *	396
13	iRhythm Technologies, Inc. *	818
18	Lantheus Holdings, Inc. *	286

19	LeMaitre Vascular, Inc.	688
7	Medtronic PLC	562
19	Merit Medical Systems, Inc. *	862
57	Novocure Ltd. *	1,243
11	NuVasive, Inc. *	574
9	Orthofix International NV *	529
90	Rockwell Medical, Inc. *	469
3	Stryker Corp.	483
18	Varian Medical Systems, Inc. *	2,208
22	Wright Medical Group NV *	436
4	Zimmer Biomet Holdings, Inc.	436
		23,684
	HEALTHCARE - SERVICES - 18.6%
42	Amedisys, Inc. *	2,534
37	American Renal Associates Holdings, Inc. *	697
290	Brookdale Senior Living, Inc. *	1,946
122	Capital Senior Living Corp. *	1,311
9	Chemed Corp.	2,456
11	DaVita, Inc. *	725
85	Ensign Group, Inc. (The)	2,235
29	Fresenius Medical Care AG & Co. KGaA (ADR)	1,481
12	Humana, Inc.	3,226
28	LHC Group, Inc. *	1,724
37	National HealthCare Corp.	2,206
4	UnitedHealth Group, Inc.	856
2	WellCare Health Plans, Inc. *	387
		21,784
	PHARMACEUTICALS - 15.0%
12	AbbVie, Inc.	1,136
19	Agios Pharmaceuticals, Inc. *	1,554
5	Anika Therapeutics, Inc. *	249
83	Array BioPharma, Inc. *	1,354
47	AstraZeneca PLC (ADR)	1,644
457	BioScrip, Inc. *	1,124
27	Bristol-Myers Squibb Co.	1,708
32	Corcept Therapeutics, Inc. *	526
19	DexCom, Inc. *	1,409
10	Eli Lilly & Co.	774
83	Insys Therapeutics, Inc. *	501
4	Johnson & Johnson	513
42	Jounce Therapeutics, Inc. *	939

122	Keryx Biopharmaceuticals, Inc. *	499
145	MannKind Corp. *	331
16	MyoKardia, Inc. *	781
8	Novartis AG (ADR)	647
36	Novo Nordisk A/S (ADR)	1,773
		17,462
	REAL ESTATE INVESTMENT TRUSTS - 20.7%
111	CareTrust REIT, Inc.	1,487
65	HCP, Inc.	1,510
25	LTC Properties, Inc.	950
20	National Health Investors, Inc.	1,346
198	New Senior Investment Group, Inc.	1,620
122	Omega Healthcare Investors, Inc.	3,299
136	Quality Care Properties, Inc. *	2,642
140	Sabra Health Care REIT, Inc.	2,471
89	Senior Housing Properties Trust	1,394
56	Ventas, Inc.	2,774
87	Welltower, Inc.	4,735
		24,228
	TOTAL COMMON STOCKS (Cost - $105,307)	113,006

	SHORT-TERM INVESTMENT - 3.2%
	MONEY MARKET FUND - 3.2%
3,745	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $3,745)	3,745

	TOTAL INVESTMENTS - 99.9% (Cost - $109,052)	$116,751
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	74
	TOTAL NET ASSETS - 100.0%	$116,825

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Motif Real EstateTrends Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 98.4%
	HEALTHCARE SERVICES - 5.8%
18	Amedisys, Inc. *	$1,086
120	Brookdale Senior Living, Inc. *	805
49	Capital Senior Living Corp. *	527
3	Chemed Corp.	819
35	Ensign Group, Inc. (The)	920
11	LHC Group, Inc. *	677
11	National HealthCare Corp.	656
		5,490
	REAL ESTATE INVESTMENT TRUSTS - 92.6%
45	American Campus Communities, Inc.	1,738
21	American Tower Corp.	3,052
43	Apartment Investment & Management Co.	1,752
17	AvalonBay Communities, Inc.	2,796
71	Bluerock Residential Growth REIT, Inc.	604
18	Boston Properties, Inc.	2,218
87	CBL & Associates Properties, Inc.	363
24	Camden Property Trust	2,020
56	CareTrust REIT, Inc.	751
27	Columbia Property Trust, Inc.	552
15	CoreSite Realty Corp.	1,504
34	Crown Castle International Corp.	3,727
64	CubeSmart	1,805
32	CyrusOne, Inc.	1,639
14	DCT Industrial Trust, Inc.	789
26	Digital Realty Trust, Inc.	2,740
11	Douglas Emmett, Inc.	404
42	Duke Realty Corp.	1,112
41	Education Realty Trust, Inc.	1,343
28	Empire State Realty Trust, Inc.	470
7	Equinix, Inc.	2,927
48	Equity Residential	2,958
11	Essex Property Trust, Inc.	2,647
27	Extra Space Storage, Inc.	2,359
123	GGP, Inc.	2,517
35	Gramercy Property Trust	761
91	Independence Realty Trust, Inc.	835
96	Investors Real Estate Trust	498
6	JBG Smith Properties	202
15	Kilroy Realty Corp.	1,064

24	LTC Properties, Inc.	912
18	Liverty Property Trust	715
19	Life Storage, Inc.	1,587
20	Macerich Co. (The)	1,120
19	Mack-Cali Realty Corp.	317
25	Mid-America Apartment Communities, Inc.	2,281
28	Monmouth Real Estate Investment Corp.	421
16	National Health Investors, Inc.	1,077
45	National Storage Affiliates Trust	1,129
102	New Senior Investment Group, Inc.	834
13	New York REIT, Inc.	280
32	NexPoint Residential Trust, Inc.	795
51	Omega Healthcare Investors, Inc.	1,379
104	Paramount Group, Inc.	1,481
46	Pennsylvania Real Estate Investment Trust	444
23	Preferred Apartment Communities, Inc.	326
38	Prologis, Inc.	2,394
16	Public Storage	3,206
28	QTS Realty Trust, Inc.	1,014
65	Quality Care Properties, Inc. *	1,263
17	SBA Communications Corp. *	2,906
59	Sabra Health Care REIT, Inc.	1,041
34	Senior Housing Properties Trust	532
13	Simon Property Group, Inc.	2,007
15	SL Green Realty Corp.	1,452
33	STAG Industrial, Inc.	789
19	Taubman Centers, Inc.	1,081
61	UDR, Inc.	2,173
27	Ventas, Inc.	1,337
15	Vornado Realty Trust	1,010
8	Washington Real Estate Investment Trust	218
36	Welltower, Inc.	1,959
		87,627
	TOTAL COMMON STOCKS (Cost - $102,972)	93,117

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
1,164	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 0.91% (a)(Cost - $1,164)	1,164

	TOTAL INVESTMENTS - 99.6% (Cost - $104,136)	$94,281
	OTHER ASSETS LESS LIABILITIES - NET - 0.4%	328
	TOTAL NET ASSETS - 100.0%	$94,609

REIT - Real Estate Investment Trust

*	Non-income producting security.

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Motif Technological Innovations Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 97.0%
	AUTO MANUFACTURERS - 0.8%
5	Tesla, Inc. *	$1,331

	COMMERCIAL SERVICES - 7.2%
8	FleetCor Technologies, Inc. *	1,620
16	Paylocity Holding Corp. *	820
28	PayPal Holdings, Inc. *	2,124
29	Ritchie Bros Auctioneers, Inc.	913
33	Square, Inc. *	1,624
18	Total System Services, Inc.	1,553
8	WEX, Inc. *	1,253
20	Worldplay, Inc. *	1,645
		11,552
	COMPUTERS - 4.1%
16	Check Point Software Technologies Ltd. *	1,589
27	Fortinet, Inc. *	1,447
32	Nutanix, Inc. *	1,571
12	Qualys, Inc. *	873
27	Teradata Corp. *	1,071
		6,551
	DIVERSIFIED FINANCIAL SERVICES - 6.2%
18	American Express Co.	1,679
10	Ellie Mae, Inc. *	919
20	Mastercard, Inc.	3,503
33	Visa, Inc.	3,947
		10,048
	ELECTRONICS - 0.7%
46	Gentex Corp.	1,059

	ENTERTAINMENT - 0.6%
37	Stars Group, Inc. (The) *	1,019

	INTERNET - 39.1%
21	Alibaba Group Holding Ltd. * (ADR)	3,854
4	Alphabet, Inc. *	4,149
3	Amazon.com, Inc. *	4,342
9	Baidu, Inc. * (ADR)	2,009
1	Booking Holdings, Inc. *	2,080
37	Ctrip.com International Ltd. * (ADR)	1,725
56	eBay, Inc. *	2,253

43	Etsy, Inc. *	1,207
13	Expedia Group, Inc.	1,435
9	F5 Networks, Inc. *	1,301
28	Facebook, Inc. *	4,474
56	FireEye, Inc. *	948
171	Groupon, Inc. *	742
16	GruHub, Inc. *	1,624
52	JD.com, Inc. * (ADR)	2,105
36	Match Group, Inc. *	1,600
4	MercadoLibre, Inc.	1,426
11	Netflix, Inc. *	3,249
34	Okta, Inc. *	1,355
10	Palo Alto Networks, Inc. *	1,815
10	Proofpoint, Inc. *	1,137
126	Snap, Inc. *	2,000
5	Stamps.com, Inc. *	1,005
59	Symantec, Corp.	1,525
28	TripAdvisor, Inc. *	1,145
66	Twitter, Inc. *	1,915
75	Vipshop Holdings Ltd. * (ADR)	1,246
14	Wayfair, Inc. *	945
14	Weibo Corp. * (ADR)	1,674
14	Wix.com Ltd. *	1,114
35	Yandex NV *	1,381
19	Yelp, Inc. *	793
9	YY, Inc. * (ADR)	947
25	Zendesk, Inc. *	1,197
28	Zillow Group, Inc. *	1,506
		63,223
	REAL ESTATE INVESTMENT TRUSTS - 3.9%
9	CoreSite Realty Corp.	902
20	CyrusOne, Inc.	1,024
16	Digital Realty Trust, Inc.	1,686
5	Equinix, Inc.	2,091
18	QTS Realty Trust, Inc.	652
		6,355
	RETAIL - 1.0%
30	Copart, Inc. *	1,528

	SEMICONDUCTORS - 1.9%
36	QUALCOMM, Inc.	1,995
10	Skyworks Solutions, Inc.	1,003
		2,998
	SOFTWARE - 29.2%
13	2U, Inc. *	1,092
39	ACI Worldwide, Inc. *	925
31	Activision Blizzard, Inc.	2,091

10	Adobe Systems, Inc. *	2,161
21	Akamai Technologies, Inc. *	1,491
9	athenahealth, Inc. *	1,287
39	Box, Inc. *	801
26	Callidus Software, Inc. *	935
16	Citrix Systems, Inc. *	1,485
16	CommVault Systems, Inc. *	915
20	Cornerstone OnDemand, Inc. *	782
26	Cotiviti Holdings, Inc. *	895
16	Electronic Arts, Inc. *	1,940
86	First Data Corp. *	1,376
9	HubSpot, Inc. *	975
18	InterXion Holding NV *	1,118
15	Medidata Solutions, Inc. *	942
38	Momo, Inc. * (ADR)	1,420
4	NetEase, Inc. (ADR)	1,122
16	New Relic, Inc. *	1,186
12	Paycom Software, Inc. *	1,289
20	RealPage, Inc. *	1,030
24	salesforce.com, Inc. *	2,791
12	ServiceNow, Inc. *	1,985
12	Shopify, Inc.	1,495
15	Splunk, Inc. *	1,476
15	Tableau Software, Inc. *	1,212
12	Take-Two Interactive Software, Inc. *	1,173
33	Twilio, Inc. *	1,260
5	Ultimate Software Group, Inc. (The) *	1,219
21	Veeva Systems, Inc. *	1,533
20	Verint Systems, Inc. *	852
17	VMware, Inc. *	2,062
15	Workday, Inc. *	1,907
249	Zynga, Inc. *	911
		47,134
	TELECOMMNUNICATIONS - 2.3%
6	Arista Networks, Inc. *	1,532
9	LogMeIn, Inc.	1,040
13	Nice Ltd. (ADR) *	1,221
		3,793

	TOTAL COMMON STOCKS (Cost - $107,043)	156,591

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
4,996	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $4,996)	4,996

	TOTAL INVESTMENTS - 100.1% (Cost - $112,039)	$161,587
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(93)
	TOTAL NET ASSETS - 100.0%	$161,494

ADR - American Depositary Receipt

*	Non-income producing security.

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic PIMCO Tactical Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 30.1%
	EQUITY FUNDS - 30.1%
54,575	iShares MSCI EAFE ETF	$3,802,786
14,527	SPDR S&P 500 ETF Trust	3,822,780
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,496,789)	7,625,566

Principal
Amount		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES - 3.7%
$186,209	AAMES Mortgage Investment Trust 2006-1 1 Month LIBOR + 0.48 (b)	2.35	4/25/2036	160,245
14,347	ACE Securities Corp. Home Equity Loan Trust Series 2002-HE2 1 Month LIBOR + 1.275 (b)	3.15	8/25/2032	14,309
27,517	ACE Securities Corp. Home Equity Loan Trust Series 2006-OP1 1 Month LIBOR + 0.15 (b)	2.02	4/25/2036	27,103
250,000	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.12 (a,b)	2.85	1/18/2025	250,114
17,194	Bosphorus CLO II DAC 2A 3 Month Euribor + 0.70 (a,b)	0.70	10/15/2025	21,146
31,047	Citigroup Mortgage Loan Trust 2007-AMC1 1 Month LIBOR + 0.16 (a,b)	2.03	12/25/2036	21,180
17,301	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.13 (b)	2.00	12/25/2036	16,060
26,946	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.14 (b)	2.01	6/25/2047	23,452
86,163	Countrywide Asset-Backed Certificates 1 Month LIBOR + 0.15 (b)	2.02	5/25/2037	82,003
12,839	CWABS Asset-Backed Certificates Trust 2006-17 1 Month LIBOR + 0.15 (b)	2.02	3/25/2047	12,334
35,144	FBR Securitization Trust 1 Month LIBOR + 0.68 (b)	2.55	10/25/2035	34,569
50,000	Ford Credit Floorplan Master Owner Trust A 1 Month LIBOR + 0.60 (b)	2.38	8/15/2020	50,078
24,573	GSAMP Trust 2006-HE4 1 Month LIBOR + 0.14 (b)	2.01	6/25/2036	23,825
8,843	Long Beach Mortgage Loan Trust 2004-2 1 Month LIBOR + 1.62 (b)	3.49	6/25/2034	8,709
27,530	Long Beach Mortgage Loan Trust 2005-3 1 Month LIBOR + 0.52 (b)	2.39	8/25/2045	26,363
30,780	Long Beach Mortgage Loan Trust 2006-7 1 Month LIBOR + 0.155 (b)	2.03	8/25/2036	20,078
18,722	RASC Series 2004-KS10 Trust 1 Month LIBOR + 1.725(b)	3.60	11/25/2034	18,893
61,222	SLC Student Loan Trust 2006-2 3 Month LIBOR + 0.10 (b)	2.22	9/15/2026	61,044
29,858	SLM Student Loan Trust 2005-3 3 Month LIBOR + 0.09 (b)	1.84	10/25/2024	29,817
17,683	Soundview Home Loan Trust 2007-WMC1 1 Month LIBOR + 0.11 (b)	1.98	2/25/2037	7,984
7,710	Structured Asset Investment Loan Trust 2004-7 1 Month LIBOR + 1.05 (b)	2.92	8/25/2034	7,686
22,457	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC2 1 Month LIBOR + 0.15 (b)	2.02	9/25/2036	20,869
	TOTAL ASSET BACKED SECURUTIES (Cost - $917,539)			937,861

	CORPORATE BONDS - 8.9%
	AEROSPACE/DEFENSE - 0.2%
50,000	Rockwell Collins, Inc.	3.50	3/15/2027	48,240

	AGRICULTURE - 0.0% *
10,000	Reynolds American, Inc.	5.85	8/15/2045	11,698

	AIRLINES - 0.2%
44,842	Spirit Airlines Pass Through Trust 2015-1A	4.10	4/1/2028	44,752

	AUTO MANUFACTURERS - 0.8%
40,000	Ford Motor Credit Co. LLC	3.20	1/15/2021	39,670
20,000	General Motors Financial Co., Inc.	3.20	7/13/2020	19,946
50,000	General Motors Financial Co., Inc.	3.20	7/6/2021	49,567
100,000	Nissan Motor Acceptance Corp. 3 Month LIBOR + 0.89 (a,b)	2.61	1/13/2022	101,334
				210,517
	BANKS - 3.4%
100,000	Bank of America Corp. 3 Month LIBOR + 1.09 (b)	3.09	10/1/2025	96,139
11,000	Bank of America Corp. 3 Month LIBOR + 1.04 (a,b)	3.42	12/20/2028	10,537
14,000	Bank of America Corp.	4.00	4/1/2024	14,306
50,000	Bank of America Corp.	5.65	5/1/2018	50,126
50,000	Citigroup, Inc.	2.65	10/26/2020	49,403
50,000	Deutsche Bank AG 3 Month LIBOR + 1.91(b)	3.72	5/10/2019	50,675
200,000	Development Bank of Japan, Inc. (a)	1.63	9/1/2021	190,951

10,000	Goldman Sachs Group, Inc. (The)	3.75	5/22/2025	9,899
15,000	Goldman Sachs Group, Inc. (The)	6.00	6/15/2020	15,873
50,000	HSBC USA, Inc. 3 Month LIBOR + 0.77 (b)	2.56	8/7/2018	50,084
35,000	JPMorgan Chase & Co.	3.13	1/23/2025	33,748
25,000	JPMorgan Chase & Co.	3.88	2/1/2024	25,375
50,000	JPMorgan Chase & Co.	3.90	7/15/2025	50,406
26,000	Morgan Stanley	2.13	4/25/2018	25,992
200,000	UBS Group Funding Switzerland AG (a)	2.65	2/1/2022	193,914
				867,428
	COMMERCIAL SERVICES - 0.1%
30,000	S&P Global, Inc.	2.50	8/15/2018	29,983

	COMPUTERS - 0.2%
50,000	Dell International LLC / EMC Corp. (a)	5.45	6/15/2023	53,001

	ELECTRIC - 0.1%
30,000	Duke Energy Corp.	3.05	8/15/2022	29,567

	ENVIRONMENTAL CONTROL - 0.1%
25,000	Republic Services, Inc.	3.55	6/1/2022	25,251

	MEDIA - 0.4%
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.75	2/15/2028	91,894

	PHARMACEUTICALS - 1.0%
50,000	AbbVie, Inc.	2.85	5/14/2023	48,423
100,000	Shire Acquisitions Investments Ireland DAC	1.90	9/23/2019	98,350
100,000	Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	96,552
				243,325
	PIPELINES - 0.5%
23,000	Energy Transfer LP / Regency Energy Finance Corp.	4.50	11/1/2023	23,296
100,000	Sabine Pass Liquefaction LLC	5.75	5/15/2024	107,638
				130,934
	REGIONAL - 0.8%
200,000	Japan Finance Organization for Municipalities (a)	2.13	10/25/2023	189,380

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
100,000	American Tower Corp.	2.25	1/15/2022	95,626
25,000	Digital Realty Trust LP	3.95	7/1/2022	25,463
30,000	Duke Realty LP	3.88	2/15/2021	30,481
10,000	Host Hotels & Resorts LP	4.00	6/15/2025	9,848
				161,418
	TELECOMMUNICATIONS - 0.5%
100,000	AT&T, Inc. 3 Month LIBOR + 0.65 (b)	2.37	1/15/2020	100,367
30,000	AT&T, Inc. (a)	4.10	2/15/2028	29,788
				130,155

	TOTAL CORPORATE BONDS (Cost - $2,304,243)			2,267,543

	MUNICIPAL BOND - 0.1%
30,000	City of Chicago IL (Cost - $30,349)	7.75	1/1/2042	32,666

	MORTGAGE BACKED SECURITIES - 24.5%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.5%
300,000	Fannie Mae TBA +	3.00	10/25/2046	292,500
4,900,000	Fannie Mae TBA +	3.50	3/25/2046	4,902,878
800,000	Fannie Mae TBA +	4.00	11/25/2045	819,375
200,000	Fannie Mae TBA +	4.50	8/25/2044	209,406
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $6,184,203)			6,224,159

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
	AGENCY COLLATERAL - 1.2%
23,771	Government National Mortgage Association 1 Month LIBOR + 0.50 (b)	2.07	3/20/2065	23,753

82,198	Government National Mortgage Association 1 Month LIBOR + 0.60 (b)	2.17	5/20/2065	83,547
83,799	Government National Mortgage Association 1Month LIBOR + 0.62 (b)	2.19	8/20/2065	85,308
36,581	Government National Mortgage Association 1 Month LIBOR + 0.70 (b)	2.27	10/20/2065	36,683
84,104	Government National Mortgage Association 1 Month LIBOR + 1.00 (b)	2.57	12/20/2065	87,167
				316,458
	WHOLE LOAN COLLATERAL - 1.4%
27,144	Alternative Loan Trust 2005-J12 1 Month LIBOR + 0.27 (b)	2.14	8/25/2035	19,409
18,708	Alternative Loan Trust 2006-OA9 1 Month LIBOR + 0.21 (b)	2.03	7/20/2046	14,414
32,565	American Home Mortgage Assets Trust 2006-2 1 Month LIBOR + 0.19 (b)	2.06	9/25/2046	28,030
15,152	Bear Stearns ALT-A Trust 2005-8 (b)	3.67	10/25/2035	15,612
18,988	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-3 1 Month LIBOR + 0.25 (a,b)	2.12	8/25/2035	18,219
18,443	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4 1 Month LIBOR + 0.46 (a,b)	2.21	10/25/2035	17,821
18,677	Credit Suisse First Boston Mortgage Securities Corp.	4.50	7/25/2020	18,633
36,252	Great Hall Mortgages No. 1 PLC 3 Month LIBOR + 0.13 (a,b)	2.31	6/18/2039	33,949
27,059	GreenPoint Mortgage Funding Trust 2006-AR2 12 Month Treasury Average + 2.00 (b)	3.28	3/25/2036	26,134
17,584	GSR Mortgage Loan Trust 2005-AR6 (b)	3.62	9/25/2035	18,163
13,647	Impac CMB Trust Series 2005-8 1 Month LIBOR + 0.70 (b)	2.57	2/25/2036	12,811
19,909	IndyMac INDX Mortgage Loan Trust 2006-AR4 1 Month LIBOR + 0.21 (b)	2.08	5/25/2046	19,518
3,234	JP Morgan Mortgage Trust 2006-S2	5.88	6/25/2021	3,026
3,683	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1 Month LIBOR + 0.25 (b)	2.12	11/25/2035	3,651
15,387	MortgageIT Trust 2005-4 1 Month LIBOR + 0.28 (b)	2.15	10/25/2035	14,936
19,360	RALI Series 2005-QR1 Trust	6.00	10/25/2034	19,377
13,863	Reperforming Loan REMIC Trust 2006-R1 1 Month LIBOR + 0.34 (a,b)	2.21	1/25/2036	12,810
8,775	Structured Adjustable Rate Mortgage Loan Trust (b)	3.66	9/25/2034	8,953
9,277	Structured Adjustable Rate Mortgage Loan Trust (b)	3.68	2/25/2034	9,448
15,556	Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS 1 Month LIBOR + 0.30 (b)	2.17	10/25/2035	15,409
20,944	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust (b)	2.92	4/25/2037	19,465
				349,788

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $646,536)			666,246

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.3%
86,124	Freddie Mac Multifamily Structured Pass Through Certificates 1 Month LIBOR + 0.70 (b) (Cost - $86,124)	2.28	9/25/2022	86,291

	U.S. TREASURY SECURITIES - 42.7%
100,000	United States Treasury Inflation Indexed Bond	2.38	1/15/2027	140,816
100,000	United States Treasury Inflation Indexed Bond	3.63	4/15/2028	196,466
150,000	United States Treasury Inflation Indexed Note	0.63	1/15/2026	156,451
100,000	United States Treasury Bond	2.75	8/15/2047	95,574
150,000	United States Treasury Bond	2.75	11/15/2047	142,755
100,000	United States Treasury Bond	2.88	11/15/2046	98,070
500,000	United States Treasury Bond	3.00	5/15/2045	503,145
230,000	United States Treasury Bond	4.25	5/15/2039	279,872
350,000	United States Treasury Bond	4.38	11/15/2039	433,385
100,000	United States Treasury Bond	4.50	8/15/2039	125,773
700,000	United States Treasury Note	1.13	8/31/2021	669,512
400,000	United States Treasury Note	1.25	4/30/2019	396,125
100,000	United States Treasury Note	1.50	8/15/2026	90,770
100,000	United States Treasury Note	1.63	5/15/2026	91,980
1,500,000	United States Treasury Note	1.88	3/31/2022	1,464,082
500,000	United States Treasury Note	1.88	4/30/2022	487,637
100,000	United States Treasury Note	1.88	7/31/2022	97,316
100,000	United States Treasury Note	1.88	9/30/2022	97,176

100,000	United States Treasury Note	2.00	12/31/2021	98,231
500,000	United States Treasury Note	2.00	11/15/2026	471,563
200,000	United States Treasury Note	2.13	12/31/2022	196,148
650,000	United States Treasury Note	2.25	2/15/2027	624,736
2,700,000	United States Treasury Note	2.25	8/15/2027	2,588,836
200,000	United States Treasury Note	2.25	11/15/2027	191,578
500,000	United States Treasury Note	2.38	5/15/2027	485,098
500,000	United States Treasury Note	2.50	8/15/2023	497,656
100,000	United States Treasury Note	2.75	2/15/2028	100,051
	TOTAL U.S. TREASURY SECURITIES (Cost - $11,067,610)			10,820,802

Contracts		Counterparty	Notional Value
	PURCHASED OPTIONS ON INDICES - 0.6%
11	S&P 500 Index, December 2018, Put @ $1,850	Morgan Stanley	2,035,000	20,075
11	S&P 500 Index, December 2018, Put @ $2,125	Morgan Stanley	2,337,500	43,835
11	S&P 500 Index, December 2018, Put @ $2,375	Morgan Stanley	2,612,500	84,975
	TOTAL PURCHASED OPTIONS ON INDICES (Cost - $116,160)			148,885

Shares
SHORT-TERM INVESTMENTS - 8.5%
MONEY MARKET FUND - 1.0%
246,357	Fidelity Institutional Money Market - Money Market Portfolio, Institutional Class to yield 1.49% (c)	246,357

Principal Amount		Coupon Rate (%)	Maturity
	U.S. TREASURY BILLS - 7.5%
$500,000	United States Treasury Bill	0.00	4/12/2018	499,771
400,000	United States Treasury Bill	0.00	4/19/2018	399,691
800,000	United States Treasury Bill	0.00	5/3/2018	798,980
100,000	United States Treasury Bill	0.00	5/10/2018	99,838
100,000	United States Treasury Bill	0.00	5/24/2018	99,754
				1,898,034

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,144,416)			2,144,391

	TOTAL INVESTMENTS - 122.0% (Cost - $29,993,969)			$30,954,410
	OTHER ASSETS LESS LIABILITIES - NET - (22.0)%			(5,586,830)
	TOTAL NET ASSETS - 100.0%			$25,367,580

	SECURITIES SOLD SHORT - (0.1)%
	U.S. TREASURY SECURITIES - (0.1)%
25,000	United States Treasury Bond (Cost - $23,902)	2.78	11/15/2047	$23,899

TBA - To Be Announced Security

*	Represents less than 0.05%.

+	All or a portion of these TBAs are subject to dollar-roll transactions.

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2018, these securities amounted to $1,144,144 or 4.5% of net assets.

(b)	Variable Rate Security - interest rate subject to periodic change.

Benchmark	Rate
1 Month USD LIBOR	1.88%
3 Month EUR EURIBOR	-0.33%
3 Month USD LIBOR	2.32%

(c)	Money market rate shown represents the rate at March 31, 2018.

Description	Number of Contracts	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
SHORT FUTURES CONTRACTS
90 Day Euro Future	2	6/30/2018	Goldman Sachs	$488,500	$2,675
90 Day Euro Future	15	6/30/2019	Goldman Sachs	3,649,688	22,875
90 Day Euro Future	9	9/30/2019	Goldman Sachs	2,188,688	9,450
90 Day Euro Future	36	12/31/2019	Goldman Sachs	8,749,350	35,963
90 Day Euro Future	19	3/31/2020	Goldman Sachs	4,617,238	10,212
Euro-Oat Future	2	6/30/2018	Goldman Sachs	380,245	(6,784)
					74,391
LONG FUTURES CONTRACTS
90 Day Euro Future	12	4/30/2018	Goldman Sachs	2,931,300	(702)
90 Day Euro Future	10	12/31/2018	Goldman Sachs	2,437,625	(4,500)
90 Day Euro Future	19	3/31/2019	Goldman Sachs	4,626,975	(9,738)
S&P 500 E-Mini Future	13	6/30/2018	Credit Suisse	1,717,950	(89,647)
US 5 Year Note (CBT)	14	6/30/2018	Goldman Sachs	1,602,453	9,516
					(95,071)
TOTAL NET UNREALIZED DEPRECIATION OF FUTURES CONTRACTS					$(20,680)

INTEREST RATE SWAPTIONS PURCHASED

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Unrealized Depreciation
Barclays Bank PLC	Call - IRO USD 2 Year	1.85	11/30/2018	$1,800,000	$(4,954)

INTEREST RATE SWAPTIONS WRITTEN

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Call - IRO USD 5 Year	2.19	11/30/2018	$700,000	$1,754

INTEREST RATE SWAPS

Counterparty	Floating Rate Index		Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	3 Month USD - LIBOR*		Receive	2.25%	6/20/2028	$2,400,000	(23,862)	$-	$(23,862)
Goldman Sachs & Co.	6 Month GBP - LIBOR**		Receive	1.50%	9/19/2028	400,000	(5,620)	-	(5,620)
Goldman Sachs & Co.	3 Month USD - LIBOR*		Receive	1.25%	6/15/2018	300,000	2,647	-	2,647
Goldman Sachs & Co.	3 Month USD - LIBOR*		Receive	1.25%	6/21/2021	300,000	3,903	-	3,903
Goldman Sachs & Co.	3 Month USD - LIBOR*		Receive	1.50%	6/21/2027	800,000	27,369	-	27,369
Goldman Sachs & Co.	6 Month JPY - LIBOR**		Receive	0.75%	3/20/2038	20,000,000	(7,780)	-	(7,780)
Goldman Sachs & Co.	3 Month USD - LIBOR*		Receive	2.00%	12/16/2020	100,000	3,383	-	3,383
Goldman Sachs & Co.	6 Month GBP - LIBOR**		Receive	2.05%	2/1/2037	200,000	(8,995)	-	(8,995)
Goldman Sachs & Co.	6 Month EUR - EURIBOR**		Receive	2.05%	2/3/2037	200,000	1,401	-	1,401
Goldman Sachs & Co.	3 Month USD - LIBOR*		Receive	2.25%	12/21/2046	200,000	38,887	-	38,887
Goldman Sachs & Co.	3 Month USD - LIBOR**		Receive	2.50%	12/20/2027	200,000	15,561	15,687	(126)
Goldman Sachs & Co.	3 Month USD - LIBOR*		Receive	2.50%	6/15/2046	100,000	10,649	-	10,649
								$15,687	$41,856

CREDIT DEFAULT SWAPS*

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	North American Investment Grade CDX Index#	Sell	1.00%	-	6/20/2022	$1,500,000	$300	$334	$(34)
Goldman Sachs & Co.	North American Investment Grade CDX Index^	Sell	1.00%	-	6/20/2023	3,000,000	(3,238)	(281)	(2,957)
Goldman Sachs & Co.	North American High Yield CDX Index@	Sell	5.00%	-	6/20/2023	200,000	(484)	(222)	(262)
								$(169)	$(3,253)

								$15,518	$35,403

* Pays quarterly.
**Pays semiannually.
# The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=c7e83a6adf3b46f5b7f95eac2f6d2b5d.
@ The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=5e3b88621a3c4f1c81d21c33b8686f49.
^ The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=9c11a40ecd0d40548d877227ae8c33a1.

Benchmark	Rate
3 Month USD LIBOR	2.32%
6 Month EUR EURIBOR	-0.27%
6 Month GBP LIBOR	0.84%
6 Month JPY LIBOR	0.02%

CREDIT DEFAULT SWAPS*

Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	North American Investment Grade CDX Index#	Sell	1.00%	—	6/20/2022	$1,500,000	$(34)	$—	$(34)
Goldman Sachs & Co.	North American Investment Grade CDX Index^	Sell	1.00%	—	6/20/2023	3,000,000	(2,957)	—	(2,957)
Goldman Sachs & Co.	North American High Yield CDX Index@	Sell	5.00%	—	6/20/2023	200,000	(262)	—	(262)
								$—	$(3,253)

								$—	$35,403

*	Pays quarterly.

**	Pays semiannually.

#	The underlying holdings of this index can be found at http://www.markit.com/Company/Files/DownloadFiles?CMSID=c7e83a6adf3b46f5b7f95eac2f6d2b5d.

@	The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=5e3b88621a3c4f1c81d21c33b8686f49.

^	The underlying holdings of this index can be found at https://www.markit.com/NewsInformation/NewsAnnouncementsFile?CMSID=9c11a40ecd0d40548d877227ae8c33a1.

Benchmark	Rate
3 Month USD LIBOR	2.32%
6 Month EUR EURIBOR	-0.27%
6 Month GBP LIBOR	0.84%
6 Month JPY LIBOR	0.02%

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
4/4/2018	Barclays Bank PLC	106,000	EUR	$129,378	$130,401	$1,023
5/15/2018	Barclays Bank PLC	21,200,000	JPY	198,847	199,923	1,076
5/15/2018	Barclays Bank PLC	8,100,000	JPY	76,438	76,385	(53)
6/7/2018	Barclays Bank PLC	13,721,990	RUB	240,885	236,793	(4,092)
6/20/2018	Barclays Bank PLC	126,450,090	KRW	117,000	118,975	1,975
6/20/2018	Barclays Bank PLC	129,324,800	KRW	121,000	121,680	680
						609

To Sell:
4/4/2018	Barclays Bank PLC	65,000	EUR	$80,226	$79,963	$263
4/4/2018	Barclays Bank PLC	64,000	EUR	78,918	78,733	185
4/4/2018	Barclays Bank PLC	3,000	EUR	3,723	3,691	32
6/20/2018	Barclays Bank PLC	256,432,640	KRW	239,816	241,273	(1,457)
						(977)

Net unrealized depreciation on forward foreign currency contracts						$(368)

Global Atlantic Select Advisor Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 17.2%
	DEBT FUNDS - 4.9%
54,647	iShares 1-3 Year Credit Bond ETF	$5,672,359

	EQUITY FUNDS - 12.3%
56,964	iShares Core MSCI Emerging Markets ETF	3,326,697
82,189	iShares MSCI EAFE Value ETF	4,483,410
15,829	iShares Russell 1000 Growth ETF	2,154,169
28,746	iShares Russell 2000 ETF	4,364,505
		14,328,781
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,123,693)	20,001,140

	VARIABLE INSURANCE TRUSTS - 77.2%
	DEBT FUND - 19.5%
1,747,703	MFS Total Return Bond Series - Initial Class	22,737,615

	EQUITY FUNDS - 57.7%
247,896	American Century VP Mid Cap Value - Investor Class	5,138,877
808,118	American Century VP Value Fund - Class I	8,760,003
141,532	Invesco VI International Growth Fund - Class I	5,590,505
272,852	MFS Growth Series - Initial Class	14,051,875
81,789	MFS VIT II Blended Research Core Equity Portfolio - Initial Class	4,356,875
482,978	MFS VIT II International Value Portfolio - Initial Class	13,523,377
330,750	MFS VIT Mid Cap Growth Series - Initial Class	3,317,427
502,054	Putnam VT Equity Income - Class IA	12,521,219
		67,260,158
	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $78,868,497)	89,997,773

	SHORT-TERM INVESTMENT - 0.0% *
	MONEY MARKET FUND - 0.0% *
1,399	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $1,399)	1,399

	TOTAL INVESTMENTS - 94.4% (Cost - $96,993,589)	$110,000,312
	OTHER ASSETS LESS LIABILITIES - NET - 5.6%	6,523,382
	TOTAL NET ASSETS - 100.0%	$116,523,694

ETF - Exchange Traded Fund

*	Represents less than 0.1%

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Wellington Research Managed Risk Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	COMMON STOCKS - 63.0%
	ADVERTISING - 0.1%
15,846	Interpublic Group of Cos., Inc.	$364,933

	AEROSPACE/DEFENSE - 3.1%
16,957	Boeing Co. (The)	5,559,861
7,670	Harris Corp.	1,237,018
11,437	Lockheed Martin Corp.	3,864,905
10,361	Northrop Grumman Corp.	3,617,232
		14,279,016
	AGRICULTURE - 1.5%
51,781	Altria Group, Inc.	3,226,992
48,050	British American Tobacco PLC - ADR	2,772,005
8,200	Philip Morris International, Inc.	815,080
		6,814,077
	AIRLINES - 0.2%
17,872	JetBlue Airways Corp. *	363,159
14,967	Spirit Airlines, Inc. *	565,453
		928,612
	APPAREL - 0.7%
37,510	NIKE, Inc.	2,492,164
5,233	Skechers U.S.A., Inc. *	203,511
33,508	Under Armour, Inc. - Cl. A *	547,856
9,824	Under Armour, Inc. *	140,974
		3,384,505
	AUTO MANUFACTURERS - 0.0% **
2,969	PACCAR, Inc.	196,459

	BANKS - 4.0%
360,566	Bank of America Corp.	10,813,374
18,853	Capital One Financial Corp.	1,806,494
37,640	Citizens Financial Group, Inc.	1,580,127
68,200	KeyCorp	1,333,310
16,285	Northern Trust Corp.	1,679,472
15,405	SunTrust Banks, Inc.	1,048,156
		18,260,933
	BEVERAGES - 1.5%
9,605	Anheuser-Busch InBev SA/NV - ADR	1,055,974
8,859	Constellation Brands, Inc.	2,019,143
16,871	Monster Beverage Corp. *	965,190
27,759	PepsiCo, Inc.	3,029,895
		7,070,202
	BIOTECHNOLOGY - 0.8%
13,602	Aduro Biotech, Inc. *	126,499
12,513	Alder Biopharmaceuticals, Inc. *	158,915
2,385	Alnylam Pharmaceuticals, Inc. *	284,054
4,581	Arcus Biosciences, Inc. *	70,731
3,464	Audentes Therapeutics, Inc. *	104,093
284	Biogen, Inc. *	77,765
11,481	Biohaven Pharmaceutical Holding Co. Ltd. *	295,751
1,380	BlueBird Bio, Inc. *	235,635
3,296	Celgene Corp. *	294,036
3,300	Clearside Biomedical, Inc. *	35,409
22,162	Dermira, Inc. *	177,074
2,174	Five Prime Therapeutics, Inc. *	37,349
14,950	GlycoMimetics, Inc. *	242,639

2,656	Incyte Corp. *	221,325
11,133	Karyopharm Therapeutics, Inc. *	149,405
2,308	Loxo Oncology, Inc. *	266,274
10,854	Otonomy, Inc. *	45,587
420	Regeneron Pharmaceuticals, Inc. *	144,631
15,838	Rigel Pharmaceuticals, Inc. *	56,067
6,176	Seattle Genetics, Inc. *	323,252
11,684	Syndax Pharmaceuticals, Inc. *	166,263
		3,512,754
	BUILDING MATERIALS - 0.3%
1,247	Martin Marietta Materials, Inc.	258,503
17,929	Masco Corp.	725,049
2,038	Vulcan Materials Co.	232,678
		1,216,230
	CHEMICALS - 1.3%
9,516	Cabot Corp.	530,232
9,138	Celanese Corp.	915,719
28,188	DowDuPont, Inc.	1,795,858
1,731	Monsanto Co.	201,990
13,649	PPG Industries, Inc.	1,523,228
5,426	Praxair, Inc.	782,972
4,168	Westlake Chemical Corp.	463,273
		6,213,272
	COMMERCIAL SERVICES - 1.6%
5,609	Equifax, Inc.	660,796
6,550	FleetCor Technologies, Inc. *	1,326,375
18,767	Global Payments, Inc.	2,092,896
20,299	PayPal Holdings, Inc. *	1,540,085
3,007	Total System Services, Inc.	259,384
10,129	TransUnion *	575,125
5,330	WEX, Inc. *	834,785
		7,289,446
	COMPUTERS - 0.8%
3,437	Accenture PLC - Cl. A	527,580
5,802	Apple, Inc.	973,460
3,036	Cognizant Technology Solutions Corp. - Cl. A	244,398
22,513	Genpact Ltd.	720,191
21,716	NetApp, Inc.	1,339,660
		3,805,289
	COSMETICS/PERSONAL CARE - 1.0%
146,870	Coty, Inc.	2,687,721
32,903	Unilever NV - ADR	1,855,400
		4,543,121
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
2,719	Alliance Data Systems Corp.	578,766
15,982	American Express Co.	1,490,801
23,481	Cohen & Steers, Inc.	954,737
26,484	OneMain Holdings, Inc. *	792,931
22,229	Raymond James Financial, Inc.	1,987,495
43,309	TD Ameritrade Holding Corp.	2,565,192
30,078	Visa, Inc. - Cl. A	3,597,930
6,754	WisdomTree Investments, Inc.	61,934
		12,029,786

	ELECTRIC - 2.7%
32,918	Avangrid, Inc.	1,682,768
49,034	Edison International	3,121,504
30,974	Exelon Corp.	1,208,296
16,265	NextEra Energy, Inc.	2,656,562
56,879	NRG Energy, Inc.	1,736,516
19,500	Sempra Energy	2,168,790
		12,574,436
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
13,916	AMETEK, Inc.	1,057,199

	ELECTRONICS - 0.7%
130,313	Flex Ltd. *	2,128,011
14,016	Fortive Corp.	1,086,520
		3,214,531
	ENGINEERING & CONSTRUCTION - 0.0% **
1,339	Jacobs Engineering Group, Inc.	79,202

	ENTERTAINMENT - 0.1%
7,031	Cinemark Holdings, Inc.	264,858

	FOOD - 1.5%
26,656	Campbell Soup Co.	1,154,471
15,300	Fresh Del Monte Produce, Inc.	692,172
63,111	Hostess Brands, Inc. *	933,412
5,367	McCormick & Co., Inc.	570,995
24,634	Post Holdings, Inc. *	1,866,272
48,851	Simply Good Foods Co. (The) *	670,724
18,386	Sysco Corp.	1,102,425
		6,990,471
	FOREST PRODUCTS & PAPER - 0.3%
21,962	International Paper Co.	1,173,430

	GAS - 0.1%
13,320	UGI Corp.	591,674

	HEALTHCARE-PRODUCTS - 3.0%
36,309	Abbott Laboratories	2,175,635
17,124	Baxter International, Inc.	1,113,745
95,634	Boston Scientific Corp. *	2,612,721
17,714	Danaher Corp.	1,734,378
44,636	Medtronic PLC	3,580,700
12,528	Thermo Fisher Scientific, Inc.	2,586,531
		13,803,710
	HEALTHCARE-SERVICES - 1.5%
4,740	Evolus, Inc. *	42,802
10,980	HCA Healthcare, Inc.	1,065,060
27,013	UnitedHealth Group, Inc.	5,780,782
		6,888,644
	HOME BUILDERS - 0.4%
9,888	Installed Building Products, Inc. *	593,774
21,312	Lennar Corp.	1,256,129
		1,849,903

	INSURANCE - 2.6%
7,444	Allstate Corp. (The)	705,691
42,862	American International Group, Inc.	2,332,550
41,258	Assured Guaranty Ltd.	1,493,540
24,816	Athene Holding Ltd. *	1,186,453
19,832	Hartford Financial Services Group, Inc. (The)	1,021,745
22,967	Marsh & McLennan Cos., Inc.	1,896,845
31,252	MetLife, Inc.	1,434,154
9,683	Prudential Financial, Inc.	1,002,675
20,016	Voya Financial, Inc.	1,010,808
		12,084,461
	INTERNET - 6.2%
7,892	Alphabet, Inc. - Cl. A *	8,185,109
4,964	Amazon.com, Inc. *	7,184,596
38,494	Blucora, Inc. *	946,952
35,476	eBay, Inc. *	1,427,554
12,335	Expedia Group, Inc.	1,361,907
43,334	Facebook, Inc. - Cl. A *	6,924,340
4,254	Netflix, Inc. *	1,256,419
16,208	Wayfair, Inc. *	1,094,526
		28,381,403
	IRON/STEEL - 0.1%
998	ArcelorMittal - ADR *	31,746
6,915	Steel Dynamics, Inc.	305,781
		337,527
	LODGING - 0.2%
10,133	Hilton Worldwide Holdings, Inc.	798,076
8,110	MGM Resorts International	284,012
		1,082,088
	MACHINERY-CONTRUCTION & MINING - 0.2%
6,918	Caterpillar, Inc.	1,019,575

	MACHINERY-DIVERSIFIED - 0.2%
1,821	AGCO Corp.	118,092
5,558	Deere & Co.	863,269
		981,361
	MEDIA - 1.8%
7,355	Charter Communications, Inc. *	2,289,023
103,838	Comcast Corp.	3,548,144
11,165	Liberty Media Corp-Liberty Formula One *	344,440
6,743	New York Times Co. (The)	162,506
20,993	Twenty-First Century Fox, Inc.	770,233
22,679	Viacom, Inc.	704,410
3,617	Walt Disney Co. (The)	363,291
		8,182,047
	MINING - 0.1%
6,061	Alcoa Corp. *	272,503
2,055	Southern Copper Corp.	111,340
		383,843
	MISCELLANEOUS MANUFACTURING - 1.0%
13,499	Eaton Corp. PLC	1,078,705
110,381	General Electric Co.	1,487,936
5,653	Illinois Tool Works, Inc.	885,599
16,391	Pentair PLC	1,116,719
		4,568,959

	OIL & GAS - 2.2%
7,404	Andeavor	744,546
31,890	BP PLC - ADR	1,292,821
8,130	Centennial Resource Development, Inc. *	149,186
29,758	Chevron Corp.	3,393,602
2,413	Concho Resources, Inc. *	362,746
2,610	Diamondback Energy, Inc. *	330,217
7,925	EOG Resources, Inc.	834,265
3,390	Exxon Mobil Corp.	252,928
5,089	Hess Corp.	257,605
12,624	Marathon Petroleum Corp.	922,941
24,808	Newfield Exploration Co. *	605,811
19,714	Suncor Energy, Inc.	680,922
12,160	WPX Energy, Inc. *	179,725
		10,007,315
	OIL & GAS SERVICES - 0.3%
50,143	Baker Hughes a GE Co.	1,392,471
4,500	Halliburton Co.	211,230
		1,603,701
	PACKAGING & CONTAINERS - 0.4%
19,300	Ardagh Group SA	360,524
36,991	Ball Corp.	1,468,913
		1,829,437
	PHARMACEUTICALS - 3.7%
5,333	Aerie Pharmaceuticals, Inc. *	289,315
21,074	Allergan PLC	3,546,543
45,670	AstraZeneca PLC - ADR	1,597,080
59,248	Bristol-Myers Squibb Co.	3,747,436
3,100	Calithera Biosciences, Inc. *	19,530
19,886	Cardinal Health, Inc.	1,246,454
14,304	Coherus Biosciences, Inc. *	158,059
3,458	G1 Therapeutics, Inc. *	128,119
3,700	Global Blood Therapeutics, Inc. *	178,710
25,889	Impax Laboratories, Inc. *	503,541
13,613	Ironwood Pharmaceuticals, Inc. - Cl. A *	210,049
3,072	Jounce Therapeutics, Inc. *	68,659
7,118	Kala Pharmaceuticals, Inc. *	112,678
9,897	McKesson Corp.	1,394,190
14,341	Momenta Pharmaceuticals, Inc. *	260,289
43,609	Mylan NV *	1,795,383
6,372	MyoKardia, Inc. *	310,954
10,783	Ra Pharmaceuticals, Inc. *	57,258
10,783	Revance Therapeutics, Inc. *	332,116
2,580	TESARO, Inc. *	147,421
46,120	Teva Pharmaceutical Industries Ltd. - ADR	788,191
15,851	Trevena, Inc. *	25,996
		16,917,971
	PIPELINES - 0.5%
69,776	Kinder Morgan, Inc.	1,050,827
10,725	ONEOK, Inc.	610,467
17,916	TransCanada Corp.	740,110
		2,401,404

	REAL ESTATE INVESTMENT TRUSTS - 2.0%
12,956	Alexandria Real Estate Equities, Inc.	1,618,075
21,036	American Tower Corp.	3,057,372
1,805	Equinix, Inc.	754,743
31,918	Host Hotels & Resorts, Inc.	594,952
65,081	Invitation Homes, Inc.	1,485,799
10,557	Outfront Media, Inc.	197,838
3,768	Public Storage	755,070
5,958	Simon Property Group, Inc.	919,617
		9,383,466
	RETAIL - 1.9%
1,522	Chipotle Mexican Grill, Inc. *	491,773
7,545	Costco Wholesale Corp.	1,421,704
14,738	Dollar Tree, Inc. *	1,398,636
8,950	McDonald’s Corp.	1,399,601
42,500	National Vision Holdings, Inc. *	1,373,175
9,396	Tapestry, Inc.	494,324
29,089	TJX Cos., Inc. (The)	2,372,499
		8,951,712
	SEMICONDUCTORS - 3.7%
128,388	Advanced Micro Devices, Inc. *	1,290,299
20,752	Applied Materials, Inc.	1,154,019
10,965	Broadcom Ltd.	2,583,902
12,691	KLA-Tencor Corp.	1,383,446
88,681	Marvell Technology Group Ltd.	1,862,301
20,740	Microchip Technology, Inc.	1,894,806
66,592	Micron Technology, Inc. *	3,472,107
10,039	NVIDIA Corp.	2,324,932
27,935	Teradyne, Inc.	1,276,909
		17,242,721
	SOFTWARE - 3.8%
6,047	Adobe Systems, Inc. *	1,306,636
7,632	Atlassian Corp. PLC *	411,517
3,996	Autodesk, Inc. *	501,818
7,125	Guidewire Software, Inc. *	575,914
5,548	HubSpot, Inc. *	600,848
76,410	Microsoft Corp.	6,973,941
4,392	PTC, Inc. *	342,620
21,644	Salesforce.com, Inc. *	2,517,197
6,973	ServiceNow, Inc. *	1,153,683
2,716	Splunk, Inc. *	267,227
31,182	SS&C Technologies Holdings, Inc.	1,672,602
9,324	Workday, Inc. *	1,185,174
		17,509,177
	TELECOMMUNICATIONS - 1.2%
112,299	Verizon Communications, Inc.	5,370,138

	TEXTILES - 0.2%
3,933	Mohawk Industries, Inc. *	913,321

	TRANSPORTATION - 0.6%
2,792	FedEx Corp.	670,387
2,664	Knight-Swift Transportation Holdings, Inc.	122,571
6,503	Norfolk Southern Corp.	882,977
8,420	Union Pacific Corp.	1,131,901
		2,807,836

	TRUCKING & LEASING - 0.1%
6,305	Greenbrier Cos, Inc. (The)	316,826

	TOTAL COMMON STOCKS (Cost - $240,201,560)	290,672,982

	PREFERRED STOCK - 0.0% **
	TELECOMMUNICATIONS - 0.0% **
3,000	Verizon Communications, Inc.	79,380
	TOTAL PREFERRED STOCK (Cost - $75,000)	79,380

Principal Amount		Coupon Rate (%)	Maturity	Value
	ASSET BACKED SECURITIES - 4.0%
$513,464	Ajax Mortgage Loan Trust 2017-B (a) ^	3.163	9/25/2056	506,151
56,916	AmeriCredit Automobile Receivables Trust 2014-1	2.150	3/9/2020	56,900
42,472	AmeriCredit Automobile Receivables Trust 2017-1	1.510	5/18/2020	42,356
74,573	AmeriCredit Automobile Receivables Trust 2017-2	1.650	9/18/2020	74,323
108,998	Angel Oak Mortgage Trust LLC 2015-1 (a) ^	2.708	11/25/2047	107,814
250,000	Apidos CLO XXI 3 Month LIBOR + 1.43% (a) ^	3.164	7/18/2027	250,464
350,000	Apidos CLO XXII 3 Month LIBOR + 2.05% (a) ^	3.795	10/20/2027	351,484
100,000	ARI Fleet Lease Trust 2017-A (a)	1.910	4/15/2026	99,350
125,000	ARI Fleet Lease Trust 2018-A (a)	2.550	10/15/2026	124,496
345,000	Atlas Senior Loan Fund Ltd. 3 Month LIBOR + 1.30% (a) ^	2.607	1/16/2030	347,968
320,000	Avery Point IV CLO Ltd. 3 Month LIBOR + 1.60% (a) ^	3.345	4/25/2026	320,067
300,000	Ballyrock CLO 2016-1 Ltd. 3 Month LIBOR + 1.59% (a) ^	3.312	10/15/2028	302,563
155,000	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705	9/15/2048	156,679
272,441	Bayview Koitere Fund Trust 2017-RT4 (a) ^	3.500	7/28/2057	276,291
166,446	Bayview Opportunity Master Fund IVa Trust 2017-SPL1 (a) ^	4.000	10/28/2064	169,929
180,153	Bayview Opportunity Master Fund IVa Trust 2017-SPL5 (a) ^	3.500	6/28/2057	181,737
125,707	Bayview Opportunity Master Fund IVb Trust 2017-SPL3 (a) ^	4.000	11/28/2053	128,564
130,690	Bayview Opportunity Master Fund IVb Trust 2017-SPL4 (a) ^	3.500	1/28/2055	130,362
325,000	BlueMountain CLO 2015-3 Ltd. 3 Month LIBOR + 1.48% (a) ^	3.225	10/20/2027	325,118
325,000	BlueMountain CLO 2015-3 Ltd. 3 Month LIBOR + 1.00% (a) ^	3.312	4/20/2031	325,000
125,000	Canadian Pacer Auto Receivables Trust2017-1 (a)	2.050	3/19/2021	123,111
385,000	CARDS II Trust 1 Month LIBOR + 0.70% (a) ^	2.477	7/15/2021	385,528
495,000	Carlyle Global Market Strategies CLO 2014-5 Ltd. 3 Month LIBOR + 1.14% (a) ^	2.862	10/16/2025	494,991
250,000	Cent CLO 20 Ltd. 3 Month LIBOR + 1.10% (a) ^	2.845	1/25/2026	250,116
250,000	Cent CLO 21 Ltd. 3 Month LIBOR + 1.21% (a) ^	2.970	7/27/2026	250,076
273,811	Chesapeake Funding II LLC 1 Month LIBOR + 1.00% (a) ^	2.777	6/15/2028	274,774
246,287	Chesapeake Funding II LLC 1 Month LIBOR + 0.45% (a) ^	2.227	5/15/2029	246,999
245,000	Chesapeake Funding II LLC (a)	1.910	8/15/2029	242,826
25,051	Chrysler Capital Auto Receivables Trust 2014-B (a)	1.760	12/16/2019	25,046
33,801	Chrysler Capital Auto Receivables Trust 2015-A (a)	1.550	2/18/2020	33,767
350,000	CIFC Funding 2014-II Ltd. 3 Month LIBOR + 1.20% (a) ^	3.144	5/24/2026	349,902
153,208	CNH Equipment Trust 2015-C	1.660	11/16/2020	152,563
210,653	COLT 2018-1 Mortgage Loan Trust (a) ^	2.930	2/25/2048	210,645

160,000	Enterprise Fleet Financing LLC (a)	1.970	1/20/2023	158,760
210,000	Enterprise Fleet Financing LLC (a)	2.130	5/22/2023	207,896
450,000	Evergreen Credit Card Trust 1 Month LIBOR + 0.72% (a) ^	2.497	4/15/2020	450,105
182,510	First Investors Auto Owner Trust (a)	2.000	3/15/2022	181,408
3,255	First Investors Auto Owner Trust 2014-3 (a)	1.670	11/16/2020	3,254
55,000	First Investors Auto Owner Trust 2014-3 (a)	2.390	11/16/2020	54,916
40,799	First Investors Auto Owner Trust 2017-1 (a)	1.690	4/15/2021	40,635
57,066	First Investors Auto Owner Trust 2017-2 (a)	1.860	10/15/2021	60,826
145,000	Ford Credit Floorplan Master Owner Trust A	1.770	8/15/2020	144,571
100,000	Ford Credit Floorplan Master Owner Trust A	2.310	2/15/2021	99,751
280,000	Ford Credit Floorplan Master Owner Trust A	1.750	7/15/2021	276,599
100,000	Ford Credit Floorplan Master Owner Trust A (a)	2.090	3/15/2022	98,670
275,000	Galaxy XIX CLO Ltd. 3 Month LIBOR + 1.22% (a) ^	2.961	7/24/2030	276,044
175,000	GreatAmerica Leasing Receivables Funding LLC Series 2017-1 (a)	2.360	1/20/2023	173,181
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.600	6/15/2021	99,540
100,000	GreatAmerica Leasing Receivables Funding LLC Series 2018-1 (a)	2.830	6/17/2024	99,474
167,000	Hyundai Auto Receivables Trust 2014-B	2.100	11/15/2019	166,734
250,000	KKR Clo 16 Ltd. 3 Month LIBOR + 1.49% (a) ^	3.235	1/20/2029	251,638
300,000	Madison Park Funding XI Ltd. 3 Month LIBOR + 1.16% (a) ^	2.904	7/23/2029	300,150
250,000	Madison Park Funding XV Ltd. 3 Month LIBOR + 1.50% (a) ^	3.260	1/27/2026	250,037
565,000	Madison Park Funding XVIII Ltd. 3 Month LIBOR + 1.19% (a) ^	2.935	10/21/2030	568,653
300,000	Madison Park Funding XXX Ltd. 3 Month LIBOR + 0.75% (a) ^	3.089	4/15/2029	299,340
535,000	Magnetite VII Ltd. 3 Month LIBOR +0.80% (a) ^	2.620	1/15/2028	534,997
255,000	Mercedes-Benz Master Owner Trust 2017-A 1 Month LIBOR + 0.30% (a) ^	2.077	5/16/2021	255,291
67,010	Mill City Mortgage Loan Trust 2016-1 (a) ^	2.500	4/25/2057	67,060
200,258	Mill City Mortgage Loan Trust 2017-3 (a) ^	2.750	1/25/2061	200,773
15,303	MMAF Equipment Finance LLC 2016-A (a)	1.390	12/17/2018	15,296
140,000	MMAF Equipment Finance LLC 2016-A (a)	2.210	12/15/2032	135,130
100,898	MMAF Equipment Finance LLC 2017-A (a)	1.730	5/18/2020	100,520
160,000	MMAF Equipment Finance LLC 2017-B (a)	2.210	10/17/2022	157,559
59,507	Nationstar HECM Loan Trust 2017-1 (a)	1.968	5/25/2027	59,297
72,623	Nationstar HECM Loan Trust 2017-2 (a) ^	2.038	9/25/2027	72,169
128,662	Nationstar HECM Loan Trust 2018-1 (a) ^	2.760	2/25/2028	128,662
22,869	NYCTL 2016-A Trust (a)	1.470	11/10/2029	22,665
203,832	Octagon Investment Partners XVI Ltd. 3 Month LIBOR + 1.12% (a) ^	2.851	7/17/2025	204,025
195,000	OneMain Direct Auto Receivables Trust 2017-2 (a)	2.310	12/14/2021	193,683
100,000	OneMain Financial Issuance Trust 2016-1 (a)	3.660	2/20/2029	100,940
161,725	OneMain Financial Issuance Trust 2016-2 (a)	4.100	3/20/2028	162,923
100,000	OneMain Financial Issuance Trust 2017-1 (a)	2.370	9/14/2032	98,385
253,487	Securitized Term Auto Receivables Trust 2016-1 (a)	1.524	3/25/2020	252,134
105,000	Securitized Term Auto Receivables Trust 2017-2 (a)	2.040	4/26/2021	103,310
325,000	Shackleton 2015-VIII CLO Ltd. 3 Month LIBOR + 0.92% (a) ^	2.665	10/20/2027	325,045
325,000	Sound Point Clo XII Ltd. 3 Month LIBOR + 1.66% (a) ^	3.405	10/20/2028	326,066
145,660	Springleaf Funding Trust 2015-A (a)	3.160	11/15/2024	145,833
190,000	Springleaf Funding Trust 2016-A (a)	2.900	11/15/2029	189,158
305,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T1 (a)	2.530	11/16/2048	304,194
139,588	Towd Point Mortgage Trust 2016-3 (a) ^	2.250	4/25/2056	138,557
231,226	Towd Point Mortgage Trust 2017-1 (a) ^	2.750	10/25/2056	230,021
82,176	Towd Point Mortgage Trust 2017-2 (a) ^	2.750	4/25/2057	81,961
226,319	Towd Point Mortgage Trust 2017-4 (a) ^	2.750	6/25/2057	223,244

98,249	Towd Point Mortgage Trust 2018-1 (a) ^	3.000	1/25/2058	98,181
620,000	Trillium Credit Card Trust II 1 Month LIBOR + 0.72% (a) ^	2.592	5/26/2021	620,561
90,026	United Auto Credit Securitization Trust 2017-1 (a)	1.890	5/10/2019	89,849
290,000	United Auto Credit Securitization Trust 2017-1 (a)	2.400	11/12/2019	289,411
159,867	Vantage Data Centers Issuer LLC (a)	4.072	2/16/2043	162,451
105,000	Volvo Financial Equipment LLC Series 2017-1 (a)	1.920	3/15/2021	104,007
300,000	Webster Park CLO Ltd. + 3 Month LIBOR +2.25% (a) ^	3.995	1/20/2027	300,169
7,059	Westlake Automobile Receivables Trust 2016-2 (a)	1.570	6/17/2019	7,056
102,333	Westlake Automobile Receivables Trust 2017-1 (a)	1.780	4/15/2020	102,139
200,000	Wheels SPV 2 LLC (a)	1.880	4/20/2026	198,134
	TOTAL ASSET BACKED SECURITIES (Cost - $18,426,500)			18,380,998

	CORPORATE BONDS - 13.3%
	AEROSPACE/DEFENSE - 0.1%
100,000	BAE Systems Holdings, Inc. (a)	3.850	12/15/2025	100,813
125,000	Lockheed Martin Corp.	6.150	9/1/2036	157,194
50,000	Lockheed Martin Corp.	4.850	9/15/2041	54,741
100,000	Lockheed Martin Corp.	4.070	12/15/2042	98,720
				411,468
	AGRICULTURE - 0.3%
495,000	BAT Capital Corp. (a)	3.557	8/15/2027	474,129
230,000	BAT International Finance PLC (a)	2.750	6/15/2020	228,036
20,000	BAT International Finance PLC (a)	3.500	6/15/2022	19,940
100,000	Cargill, Inc. (a)	4.760	11/23/2045	113,098
475,000	Imperial Brands Finance PLC (a)	3.750	7/21/2022	476,858
				1,312,061
	AUTO MANUFACTURERS - 0.3%
315,000	Daimler Finance North America LLC (a)	2.200	5/5/2020	309,136
280,000	Daimler Finance North America LLC (a)	2.300	2/12/2021	273,093
105,000	Ford Motor Co.	4.346	12/8/2026	103,865
600,000	General Motors Financial Co., Inc.	3.700	5/9/2023	595,628
120,000	General Motors Financial Co., Inc.	3.950	4/13/2024	118,981
100,000	Nissan Motor Acceptance Corp. (a)	2.650	9/26/2018	100,034
				1,500,737
	BANKS - 3.6%
200,000	Banco Santander SA	3.125	2/23/2023	193,823
135,000	Bank of America Corp.	2.250	4/21/2020	133,035
640,000	Bank of America Corp.	2.625	10/19/2020	635,581
160,000	Bank of America Corp.	4.200	8/26/2024	162,508
345,000	Bank of America Corp. 3 Month LIBOR + 1.37% ^	3.593	7/21/2028	335,089
380,000	Bank of New York Mellon Corp. (The) 3 Month LIBOR + 1.05% ^	2.817	10/30/2023	386,227
300,000	Banque Federative du Credit Mutuel SA (a)	2.750	10/15/2020	296,719
100,000	Barclays Bank PLC	5.140	10/14/2020	103,271
405,000	Barclays PLC	3.200	8/10/2021	400,167
150,000	BB&T Corp.	2.450	1/15/2020	148,752
280,000	BNP Paribas SA (a)	2.950	5/23/2022	274,451
200,000	BNP Paribas SA (a)	3.375	1/9/2025	193,458
435,000	BNP Paribas SA (a)	3.500	11/16/2027	415,616
275,000	BPCE SA (a)	5.700	10/22/2023	294,542
600,000	BPCE SA (a)	5.150	7/21/2024	626,082
305,000	BPCE SA (a)	3.500	10/23/2027	288,115
105,000	Capital One Financial Corp.	4.200	10/29/2025	104,040

50,000	Citigroup, Inc.	4.050	7/30/2022	50,811
300,000	Citigroup, Inc.	3.500	5/15/2023	296,413
70,000	Citigroup, Inc.	3.300	4/27/2025	67,950
55,000	Citigroup, Inc.	5.500	9/13/2025	59,549
370,000	Citigroup, Inc. 3 Month LIBOR + 1.151% ^	3.520	10/27/2028	357,182
250,000	Credit Agricole SA (a)	3.250	10/4/2024	238,860
200,000	Credit Agricole SA (a)	4.375	3/17/2025	199,235
50,000	Credit Suisse AG	5.400	1/14/2020	51,789
285,000	Credit Suisse Group AG (a)	3.574	1/9/2023	283,313
250,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	248,608
395,000	Credit Suisse Group Funding Guernsey Ltd.	3.800	9/15/2022	397,760
230,000	Deutsche Bank AG	2.700	7/13/2020	225,126
230,000	Deutsche Bank AG	3.150	1/22/2021	226,571
345,000	Deutsche Bank AG	4.250	10/14/2021	350,014
525,000	Discover Bank	3.100	6/4/2020	523,073
300,000	Fifth Third Bank	2.150	8/20/2018	299,392
130,000	Goldman Sachs Group, Inc. (The)	2.625	4/25/2021	127,325
200,000	Goldman Sachs Group, Inc. (The)	3.500	1/23/2025	196,195
460,000	Goldman Sachs Group, Inc. (The) 3 Month LIBOR + 1.201% ^	3.272	9/29/2025	442,820
50,000	Goldman Sachs Group, Inc. (The)	6.750	10/1/2037	62,636
85,000	Goldman Sachs Group, Inc. (The)	4.750	10/21/2045	90,957
55,000	Goldman Sachs Group, Inc. (The)	4.800	7/8/2044	59,288
305,000	HSBC Holdings PLC	3.400	3/8/2021	306,415
60,000	HSBC Holdings PLC	4.000	3/30/2022	61,453
200,000	HSBC Holdings PLC	3.600	5/25/2023	199,886
200,000	HSBC Holdings PLC 3 Month LIBOR + 1.546% ^	4.041	3/13/2028	199,864
250,000	Huntington Bancshares, Inc.	3.150	3/14/2021	248,753
250,000	Huntington National Bank (The)	2.400	4/1/2020	246,999
200,000	ING Groep NV	3.950	3/29/2027	198,404
400,000	JPMorgan Chase & Co.	2.950	10/1/2026	376,405
450,000	Macquarie Group Ltd. 3 Month LIBOR + 1.33% (a) ^	4.150	3/27/2024	451,776
110,000	Morgan Stanley	3.875	4/29/2024	110,958
70,000	Morgan Stanley	3.125	7/27/2026	66,243
455,000	Morgan Stanley	4.350	9/8/2026	458,244
300,000	Morgan Stanley	3.625	1/20/2027	293,644
900,000	NBK SPC Ltd. (a)	2.750	5/30/2022	866,250
400,000	PNC Bank NA	2.600	7/21/2020	396,754
50,000	PNC Financial Services Group, Inc. (The)	3.900	4/29/2024	50,510
120,000	Santander Holdings USA, Inc.	2.650	4/17/2020	118,662
465,000	Santander Holdings USA, Inc.	3.700	3/28/2022	465,981
75,000	Santander Holdings USA, Inc.	3.400	1/18/2023	73,260
300,000	Santander UK PLC	2.000	8/24/2018	299,240
200,000	Skandinaviska Enskilda Banken AB (a)	2.450	5/27/2020	197,255
350,000	State Street Corp.	3.550	8/18/2025	351,406
250,000	UBS Group Funding Switzerland AG (a)	2.950	9/24/2020	248,136
225,000	UBS Group Funding Switzerland AG (a)	3.000	4/15/2021	222,624
150,000	Wells Fargo & Co.	3.000	2/19/2025	142,903
35,000	Wells Fargo & Co.	4.100	6/3/2026	34,784
195,000	Wells Fargo & Co.	4.750	12/7/2046	199,821
				16,732,973

	BEVERAGES - 0.1%
260,000	Anheuser-Busch InBev Finance, Inc.	3.650	2/1/2026	258,453
305,000	Anheuser-Busch InBev Worldwide, Inc.	3.500	1/12/2024	307,141
60,000	Anheuser-Busch InBev Worldwide, Inc.	4.375	4/15/2038	61,216
55,000	Anheuser-Busch InBev Worldwide, Inc.	3.750	7/15/2042	50,475
				677,285
	BIOTECHNOLOGY - 0.2%
740,000	Amgen, Inc.	2.650	5/11/2022	722,034
130,000	Biogen, Inc.	2.900	9/15/2020	129,207
70,000	Celgene Corp.	3.550	8/15/2022	69,904
90,000	Gilead Sciences, Inc.	2.550	9/1/2020	89,274
				1,010,419
	CHEMICALS - 0.1%
300,000	Agrium, Inc.	3.150	10/1/2022	296,983
200,000	CNAC HK Synbridge Co. Ltd.	5.000	5/5/2020	204,178
				501,161
	COMMERCIAL SERVICES - 0.2%
500,000	ERAC USA Finance, LLC (a)	3.300	10/15/2022	499,196
355,000	Total System Services, Inc.	3.800	4/1/2021	358,701
				857,897
	COMPUTERS - 0.1%
120,000	Apple, Inc.	3.000	2/9/2024	118,646
105,000	Apple, Inc.	3.250	2/23/2026	103,524
15,000	Apple, Inc.	2.450	8/4/2026	13,905
				236,075
	CONSUMER DISCRETIONARY - 0.1%
475,000	Ford Motor Credit Co. LLC	3.096	5/4/2023	456,539

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
50,000	American Express Co.	1.550	5/22/2018	49,926
120,000	GTP Acquisition Partners I LLC (a)	2.350	6/15/2020	118,607
285,000	LeasePlan Corp NV (a)	2.875	1/22/2019	284,108
350,000	Private Export Funding Corp.	3.250	6/15/2025	358,760
155,000	Synchrony Financial	2.600	1/15/2019	154,655
15,000	Synchrony Financial	2.700	2/3/2020	14,841
205,000	Synchrony Financial	3.750	8/15/2021	206,714
				1,187,611

	ELECTRIC - 1.6%
200,000	Appalachian Power Co.	3.400	6/1/2025	197,847
150,000	Berkshire Hathaway Energy Co.	4.500	2/1/2045	159,438
510,000	Cleveland Electric Illuminating Co. (The) (a)	3.500	4/1/2028	487,535
60,000	Consolidated Edison Co. of New York, Inc.	4.625	12/1/2054	66,057
160,000	Dominion Energy, Inc. #	2.962	7/1/2019	159,706
195,000	Dominion Energy, Inc.	2.579	7/1/2020	192,537
230,000	Dominion Energy, Inc. #	4.104	4/1/2021	234,902
175,000	Duke Energy Carolinas LLC	6.100	6/1/2037	223,697
225,000	Duke Energy Corp.	3.750	4/15/2024	225,215
70,000	Duke Energy Corp.	2.650	9/1/2026	63,885
55,000	Emera US Finance LP	2.700	6/15/2021	53,750
95,000	Entergy Corp.	2.950	9/1/2026	88,434
140,000	Entergy Louisiana LLC	3.120	9/1/2027	134,764
175,000	Eversource Energy	2.900	10/1/2024	168,034
265,000	Fortis, Inc.	3.055	10/4/2026	245,588
175,000	Georgia Power Co.	5.950	2/1/2039	218,782
200,000	Infraestructura Energetica Nova SAB de CV (a)	4.875	1/14/2048	186,500
310,000	NextEra Energy Capital Holdings, Inc.	3.550	5/1/2027	301,252
200,000	Oglethorpe Power Corp.	5.250	9/1/2050	219,233
160,000	Oncor Electric Delivery Co. LLC	4.100	6/1/2022	165,654
51,000	Oncor Electric Delivery Co. LLC	2.950	4/1/2025	49,200
75,000	Pacific Gas & Electric Co.	3.400	8/15/2024	73,564
55,000	Pacific Gas & Electric Co.	6.050	3/1/2034	65,557
255,000	Pacific Gas & Electric Co.	5.800	3/1/2037	293,249
15,000	Pacific Gas & Electric Co.	6.350	2/15/2038	18,450
10,000	Pacific Gas & Electric Co.	6.250	3/1/2039	12,194
250,000	Pacific Gas & Electric Co.	5.400	1/15/2040	284,170
60,000	Pacific Gas & Electric Co.	5.125	11/15/2043	64,805
10,000	Pacific Gas & Electric Co.	4.750	2/15/2044	10,322
10,000	Pacific Gas & Electric Co.	4.300	3/15/2045	9,667
50,000	PPL Capital Funding, Inc.	3.500	12/1/2022	50,155
300,000	SCANA Corp.	6.250	4/1/2020	312,379
695,000	SCANA Corp.	4.750	5/15/2021	708,667
326,000	SCANA Corp.	4.125	2/1/2022	323,782
50,000	South Carolina Electric & Gas Co.	4.600	6/15/2043	50,929
150,000	South Carolina Electric & Gas Co.	5.100	6/1/2065	159,855
225,000	Southern Co. (The)	2.750	6/15/2020	223,094
290,000	Southern Co. (The)	2.950	7/1/2023	281,678
270,000	State Grid Overseas Investment 2016 Ltd. (a)	2.750	5/4/2022	262,913
270,000	State Grid Overseas Investment 2016 Ltd. (a)	3.500	5/4/2027	260,323
				7,307,763
	ENGINEERING & CONSTRUCTION - 0.2%
250,000	Mexico City Airport Trust (a)	5.500	7/31/2047	228,125
50,000	SBA Tower Trust (a)	2.898	10/8/2019	49,783
255,000	SBA Tower Trust (a)	3.156	10/8/2020	255,243
155,000	SBA Tower Trust (a)	2.877	7/9/2021	152,660
155,000	SBA Tower Trust (a)	3.448	3/15/2023	155,115
				840,926

	FOOD - 0.2%
165,000	Kraft Heinz Foods Co.	3.500	7/15/2022	164,687
55,000	Kraft Heinz Foods Co.	3.000	6/1/2026	50,767
375,000	Kraft Heinz Foods Co.	4.375	6/1/2046	343,869
375,000	Kroger Co. (The)	2.950	11/1/2021	371,464
240,000	Sigma Alimentos SA de CV (a)	4.125	5/2/2026	231,300
				1,162,087
	GAS - 0.1%
60,000	Boston Gas Co. (a)	3.150	8/1/2027	57,494
149,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	153,718
125,000	Dominion Gas Holdings LLC	3.600	12/15/2024	125,123
275,000	KeySpan Gas East Corp. (a)	2.742	8/15/2026	257,511
				593,846
	HEALTHCARE-PRODUCTS - 0.1%
325,000	Boston Scientific Corp.	3.375	5/15/2022	323,972
205,000	Medtronic, Inc.	3.500	3/15/2025	204,915
				528,887
	HEALTHCARE-SERVICES - 0.7%
210,000	Aetna, Inc.	2.800	6/15/2023	201,778
75,000	Anthem, Inc.	3.500	8/15/2024	73,545
45,000	Anthem, Inc.	4.101	3/1/2028	44,967
150,000	Anthem, Inc.	4.650	8/15/2044	151,716
90,000	Anthem, Inc.	4.375	12/1/2047	88,347
15,000	Ascension Health	4.847	11/15/2053	17,610
191,000	Catholic Health Initiatives	2.950	11/1/2022	186,919
105,000	Catholic Health Initiatives	4.200	8/1/2023	108,137
95,000	Catholic Health Initiatives	4.350	11/1/2042	88,664
92,000	Dignity Health	3.812	11/1/2024	92,805
270,000	Dignity Health	4.500	11/1/2042	260,850
295,000	Kaiser Foundation Hospitals	3.500	4/1/2022	300,221
50,000	Memorial Sloan-Kettering Cancer Center	5.000	7/1/2042	59,080
30,000	Memorial Sloan-Kettering Cancer Center	4.200	7/1/2055	31,274
395,000	Mercy Health	3.555	8/1/2027	388,661
80,000	Orlando Health Obligated Group	3.777	10/1/2028	80,387
25,000	Orlando Health Obligated Group	4.089	10/1/2048	25,061
95,000	Providence St Joseph Health Obligated Group	3.930	10/1/2048	93,828
375,000	SSM Health Care Corp.	3.823	6/1/2027	380,679
60,000	Stanford Health Care	3.795	11/15/2048	60,120
45,000	United Health Group, Inc.	3.350	7/15/2022	45,232
300,000	United Health Group, Inc.	2.875	3/15/2023	295,065
75,000	United Health Group, Inc.	3.750	7/15/2025	75,969
				3,150,915
	INSURANCE - 0.3%
50,000	American International Group, Inc.	4.875	6/1/2022	52,732
190,000	Berkshire Hathaway, Inc.	2.750	3/15/2023	187,029
50,000	Chubb INA Holdings, Inc.	2.300	11/3/2020	49,244
75,000	Chubb INA Holdings, Inc.	3.350	5/15/2024	74,918
250,000	Hartford Financial Services Group, Inc. (The)	5.500	3/30/2020	261,380
275,000	Jackson National Life Global Funding (a)	3.250	1/30/2024	272,262
195,000	Metropolitan Life Global Funding I (a)	2.650	4/8/2022	191,320
250,000	Metropolitan Life Global Funding I (a)	3.000	9/19/2027	236,103
150,000	Principal Financial Group, Inc.	3.400	5/15/2025	147,708
				1,472,696

	INTERNET - 0.3%
400,000	Alibaba Group Holding Ltd.	2.500	11/28/2019	397,240
270,000	Alibaba Group Holding Ltd.	3.400	12/6/2027	256,258
190,000	Amazon.com, Inc. (a)	2.800	8/22/2024	184,358
165,000	Amazon.com, Inc.	4.800	12/5/2034	182,784
160,000	Amazon.com, Inc. (a)	4.250	8/22/2057	159,582
215,000	Tencent Holdings Ltd. (a)	3.595	1/19/2028	207,084
				1,387,306
	LODGING - 0.0% **
225,000	Marriott International, Inc.	2.875	3/1/2021	222,904

	MEDIA - 0.5%
50,000	21st Century Fox America, Inc.	3.700	9/15/2024	50,392
175,000	Charter Communications Operating LLC	4.464	7/23/2022	178,761
15,000	Charter Communications Operating LLC	6.484	10/23/2045	16,465
45,000	Charter Communications Operating LLC	5.375	5/1/2047	43,526
138,000	Comcast Corp.	3.999	11/1/2049	129,414
275,000	Cox Communications, Inc. (a)	4.800	2/1/2035	269,861
15,000	Cox Communications, Inc. (a)	6.450	12/1/2036	17,251
15,000	Cox Communications, Inc. (a)	4.600	8/15/2047	14,352
100,000	NBCUniversal Media, LLC	2.875	1/15/2023	98,158
250,000	Sky PLC (a)	3.750	9/16/2024	253,810
275,000	Time Warner, Inc.	4.875	3/15/2020	284,342
375,000	Time Warner, Inc.	3.600	7/15/2025	364,905
475,000	Viacom, Inc.	4.250	9/1/2023	482,072
				2,203,309
	MINING - 0.1%
275,000	Glencore Finance Canada Ltd. (a)	4.250	10/25/2022	278,980

	MISCELLANEOUS MANUFACTURING - 0.1%
111,000	Pentair Finance SA	2.900	9/15/2018	111,024
250,000	Siemens Financieringsmaatschappij NV (a)	2.900	5/27/2022	247,566
				358,590
	OIL & GAS - 0.7%
240,000	Anadarko Petroleum Corp.	4.850	3/15/2021	249,417
200,000	BG Energy Capital PLC (a)	4.000	10/15/2021	204,699
105,000	BP Capital Markets PLC	3.245	5/6/2022	105,197
85,000	ConocoPhillips Co.	3.350	5/15/2025	83,979
20,000	ConocoPhillips Co.	4.950	3/15/2026	21,832
130,000	Marathon Oil Corp.	2.700	6/1/2020	128,077
170,000	Noble Energy, Inc.	4.150	12/15/2021	173,720
775,000	Petroleos Mexicanos	5.500	1/21/2021	806,775
95,000	Petroleos Mexicanos (a)	5.375	3/13/2022	98,753
175,000	Petroleos Mexicanos	6.750	9/21/2047	177,079
140,000	Petroleos Mexicanos (a)	6.350	2/12/2048	135,275
225,000	Pioneer Natural Resources Co.	7.500	1/15/2020	242,096
180,000	Shell International Finance BV	4.125	5/11/2035	186,501
230,000	Sinopec Group Overseas Development 2015 Ltd. (a)	2.500	4/28/2020	226,571
435,000	Sinopec Group Overseas Development 2017 Ltd. (a)	3.000	4/12/2022	424,827
				3,264,798
	OIL & GAS SERVICES - 0.0% **
110,000	Schlumberger Holdings Corp. (a)	3.000	12/21/2020	109,727

	PHARMACEUTICALS - 1.0%
375,000	AbbVie, Inc.	1.800	5/14/2018	374,727
85,000	Allergan Funding SCS	3.000	3/12/2020	84,562
20,000	Allergan Funding SCS	3.450	3/15/2022	19,829
50,000	Allergan Funding SCS	3.850	6/15/2024	49,399
675,000	Allergan Funding SCS	3.800	3/15/2025	663,109
160,000	Allergan Funding SCS	4.550	3/15/2035	156,637
25,000	Allergan Funding SCS	4.750	3/15/2045	24,526
100,000	Allergan Sales LLC (a)	5.000	12/15/2021	104,386
275,000	Bayer US Finance LLC (a)	2.375	10/8/2019	272,621
170,000	Cardinal Health, Inc.	3.200	3/15/2023	167,421
155,000	Cardinal Health, Inc.	3.079	6/15/2024	147,873
35,000	Cardinal Health, Inc.	4.500	11/15/2044	34,281
250,000	CVS Health Corp.	4.000	12/5/2023	252,938
530,000	CVS Health Corp.	4.100	3/25/2025	533,736
55,000	CVS Health Corp.	4.875	7/20/2035	57,070
195,000	CVS Health Corp.	5.125	7/20/2045	206,831
95,000	EMD Finance LLC (a)	2.950	3/19/2022	93,551
195,000	Mylan, Inc (a)	4.550	4/15/2028	194,654
100,000	Mylan, Inc (a)	5.200	4/15/2048	100,815
220,000	Mylan NV	3.000	12/15/2018	219,996
123,000	Teva Pharmaceutical Finance Co BV	3.650	11/10/2021	115,768
700,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	593,098
				4,467,828
	PIPELINES - 0.4%
45,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500	12/1/2022	44,222
65,000	Columbia Pipeline Group, Inc.	2.450	6/1/2018	64,959
175,000	Columbia Pipeline Group, Inc.	4.500	6/1/2025	176,626
90,000	Energy Transfer LP	7.600	2/1/2024	102,400
30,000	Energy Transfer LP / Regency Energy Finance Corp.	4.500	11/1/2023	30,386
95,000	Enterprise Products Operating LLC	3.950	2/15/2027	95,527
130,000	Enterprise Products Operating LLC	5.100	2/15/2045	141,347
355,000	MPLX LP	4.000	3/15/2028	349,858
100,000	Phillips 66 Partners LP	3.605	2/15/2025	97,826
55,000	Sunoco Logistics Partners Operations LP	4.400	4/1/2021	56,177
195,000	Sunoco Logistics Partners Operations LP	3.900	7/15/2026	185,237
131,000	TransCanada PipeLines Ltd.	4.875	1/15/2026	141,361
200,000	Western Gas Partners LP	4.000	7/1/2022	199,539
				1,685,465
	REAL ESTATE INVESTMENT TRUSTS - 0.4%
300,000	American Tower Corp.	3.450	9/15/2021	300,577
86,000	American Tower Corp.	5.000	2/15/2024	90,780
75,000	American Tower Corp.	4.400	2/15/2026	75,790
50,000	AvalonBay Communities, Inc.	2.950	9/15/2022	49,182
385,000	Brandywine Operating Partnership LP	3.950	11/15/2027	373,463
150,000	DDR Corp.	4.625	7/15/2022	155,501
75,000	HCP, Inc.	3.875	8/15/2024	74,357
200,000	HCP, Inc.	4.000	6/1/2025	200,301
260,000	Scentre Group Trust 1/Scentre Group Trust 2 (a)	2.375	11/5/2019	257,380
275,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (a)	3.250	10/5/2020	275,326
				1,852,657
	RETAIL - 0.1%
300,000	AutoZone, Inc.	3.125	7/15/2023	296,315
100,000	Home Depot, Inc. (The)	2.000	6/15/2019	99,487
				395,802

	SEMICONDUCTORS - 0.1%
295,000	Broadcom Corp / Broadcom Cayman Finance Ltd. (a)	3.625	1/15/2024	290,200
410,000	QUALCOMM, Inc.	2.100	5/20/2020	405,324
				695,524
	SOFTWARE - 0.3%
335,000	Microsoft Corp.	2.875	2/6/2024	329,199
235,000	Microsoft Corp.	2.400	8/8/2026	218,686
180,000	Microsoft Corp.	3.700	8/8/2046	177,600
225,000	Oracle Corp.	2.800	7/8/2021	224,375
230,000	Oracle Corp.	3.250	11/15/2027	224,350
				1,174,210
	TELECOMMUNICATIONS - 0.4%
30,000	AT&T, Inc.	3.950	1/15/2025	29,981
600,000	AT&T, Inc. (a)	4.100	2/15/2028	595,756
20,000	AT&T, Inc.	4.500	5/15/2035	19,643
160,000	AT&T, Inc.	4.750	5/15/2046	155,399
150,000	Crown Castle Towers LLC (a)	3.222	5/15/2022	147,497
410,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC (a)	4.738	3/20/2025	411,538
4,000	Verizon Communications, Inc.	4.812	3/15/2039	4,088
609,000	Verizon Communications, Inc.	4.522	9/15/2048	586,795
				1,950,697
	TRANSPORTATION - 0.1%
225,000	FedEx Corp.	8.000	1/15/2019	234,466
160,000	FedEx Corp.	4.550	4/1/2046	161,396
				395,862
	TRUCKING & LEASING - 0.2%
150,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.200	7/15/2020	150,216
200,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.375	2/1/2022	198,909
50,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	4.875	7/11/2022	52,623
345,000	Penske Truck Leasing Co LP / PTL Finance Corp. (a)	3.950	3/10/2025	345,739
				747,487
	WATER - 0.0% **
120,000	American Water Capital Corp.	2.950	9/1/2027	113,938

	TOTAL CORPORATE BONDS (Cost $61,902,992)			61,246,430

	COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
	WHOLE LOAN COLLATERAL - 0.2%
54,699	Deephaven Residential Mortgage Trust 2017-1 (a) ^	2.725	12/26/2046	54,573
128,192	Deephaven Residential Mortgage Trust 2017-2 (a) ^	2.453	6/25/2047	124,997
122,046	Deephaven Residential Mortgage Trust 2017-3 (a) ^	2.577	10/25/2047	119,899
187,684	Deephaven Residential Mortgage Trust 2018-1 (a) ^	2.976	12/25/2057	186,505
108,131	Finance of America Structured Securities Trust 2017-HB1 (a) ^	2.321	11/25/2027	107,731
168,206	MetLife Securitization Trust 2017-1 (a) ^	3.000	4/25/2055	167,958
219,599	New Residential Mortgage Loan Trust 2017-3 (a) ^	4.000	4/25/2057	226,247
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $999,325)			987,910

	COMMERCIAL MORTGAGE BACKED SECURITIES - 2.0%
195,000	CD 2017-CD4 Mortgage Trust ^	3.514	5/10/2050	194,440
525,000	Citigroup Commercial Mortgage Trust 2015-GC35	3.818	11/10/2048	536,623
130,000	COMM 2013-CCRE8 Mortgage Trust	3.334	6/10/2046	130,575
225,000	CSAIL 2015-C1 Commercial Mortgage Trust	3.505	4/15/2050	224,930
420,000	CSAIL 2015-C2 Commercial Mortgage Trust	3.504	6/15/2057	419,248
405,000	CSAIL 2015-C3 Commercial Mortgage Trust	3.718	8/15/2048	409,678
405,000	CSMC 17-LSTK A (a)	2.761	4/5/2021	401,096
104,234	Fannie Mae-ACES 1 Month LIBOR + 0.49% ^	2.312	4/25/2024	104,294
214,608	Fannie Mae-ACES 1 Month LIBOR + 0.40% ^	1.988	10/25/2024	214,733
465,000	Fannie Mae Multifamily Remic Trust 2015-M12 ^	2.793	5/25/2025	451,366
355,509	Fannie Mae REMICS	3.500	6/25/2044	359,362
726,293	Fannie Mae REMICS	3.000	1/25/2045	727,984
550,516	Fannie Mae REMICS	3.000	12/25/2045	547,078
777,717	Freddie Mac REMICS	1.750	9/15/2042	727,596
923,246	Freddie Mac REMICS	3.000	6/15/2045	911,905
635,684	Freddie Mac REMICS	3.000	7/15/2047	631,373
105,000	FREMF 2010-K7 Mortgage Trust (a) ^	5.501	4/25/2020	109,375
75,000	FREMF 2013-K712 Mortgage Trust (a) ^	3.364	5/25/2045	75,005
45,000	FREMF 2013-K713 Mortgage Trust (a) ^	3.164	4/25/2046	44,968
300,000	GS Mortgage Securities Trust 2015-GS1	3.734	11/10/2048	306,390
100,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1	3.914	1/15/2049	102,617
260	LB-UBS Commercial Mortgage Trust 2008-C1 ^	6.319	4/15/2041	260
490,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22	3.306	4/15/2048	487,050
100,000	SFAVE Commercial Mortgage Securities Trust 2015-5AVE (a) ^	4.144	1/5/2043	97,997
125,000	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839	9/15/2058	128,158
250,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1	3.148	5/15/2048	244,785
400,000	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453	7/15/2050	395,336
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost - $9,192,379)			8,984,222

	AGENCY MORTGAGE BACKED SECURITIES - 7.5%
	FEDERAL HOME LOAN MORTGAGE CORP. - 3.6%
11,030	Freddie Mac Gold Pool	3.000	9/1/2028	11,092
20,872	Freddie Mac Gold Pool	2.500	10/1/2028	20,645
200,000	Freddie Mac Gold Pool +	3.000	11/15/2030	199,633
92,141	Freddie Mac Gold Pool	2.500	12/1/2031	90,351
110,009	Freddie Mac Gold Pool	3.500	11/1/2034	111,369
50,000	Freddie Mac Gold Pool +	5.500	7/15/2038	54,242
50,000	Freddie Mac Gold Pool +	5.000	2/15/2040	53,320
43,211	Freddie Mac Gold Pool	3.000	2/1/2043	42,244
32,780	Freddie Mac Gold Pool	3.500	10/1/2043	33,028
175,000	Freddie Mac Gold Pool +	4.500	7/15/2044	183,176
23,353	Freddie Mac Gold Pool	4.000	8/1/2044	23,967
525,000	Freddie Mac Gold Pool +	4.000	11/15/2045	538,699
1,936,538	Freddie Mac Gold Pool	3.000	9/1/2046	1,891,336
1,433,032	Freddie Mac Gold Pool	3.000	11/1/2046	1,400,896
3,037,909	Freddie Mac Gold Pool	3.000	12/1/2046	2,965,560
590,030	Freddie Mac Gold Pool	3.000	12/1/2046	575,973
930,468	Freddie Mac Gold Pool	3.000	12/1/2046	908,296
375,730	Freddie Mac Gold Pool	3.000	12/1/2046	367,299
185,431	Freddie Mac Gold Pool	3.000	1/1/2047	181,014
768,739	Freddie Mac Gold Pool	3.000	2/1/2047	750,424
213,894	Freddie Mac Gold Pool	3.000	3/1/2047	208,799
3,225,000	Freddie Mac Gold Pool +	3.500	6/15/2047	3,231,551
2,502,575	Freddie Mac Gold Pool	3.500	8/1/2047	2,508,906
493,935	Freddie Mac Gold Pool	3.000	12/1/2047	481,813
				16,833,633
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.3%
150,979	Fannie Mae Pool	2.470	5/1/2025	147,574
310,000	Fannie Mae Pool	2.680	5/1/2025	305,786
400,000	Fannie Mae Pool	2.810	7/1/2025	396,669
100,000	Fannie Mae Pool +	4.000	8/25/2025	102,812
109,321	Fannie Mae Pool	2.990	10/1/2025	109,783
52,904	Fannie Mae Pool	3.090	10/1/2025	53,367
27,888	Fannie Mae Pool	2.500	4/1/2028	27,585
17,395	Fannie Mae Pool	3.000	10/1/2028	17,478
200,000	Fannie Mae Pool +	3.500	2/25/2029	203,875
62,547	Fannie Mae Pool	2.500	2/1/2030	61,519
138,260	Fannie Mae Pool	2.500	6/1/2030	136,009
1,475,000	Fannie Mae Pool +	3.000	12/25/2030	1,473,080
262,806	Fannie Mae Pool	2.500	10/1/2031	257,593
1,807,747	Fannie Mae Pool	3.000	10/1/2031	1,767,470
600,000	Fannie Mae Pool +	2.500	11/25/2031	587,906
172,066	Fannie Mae Pool	2.500	12/1/2031	168,674
300,000	Fannie Mae Pool +	5.500	7/25/2038	325,969
75,000	Fannie Mae Pool +	6.000	8/25/2038	83,496
375,000	Fannie Mae Pool +	5.000	8/25/2039	400,430
85,568	Fannie Mae Pool	3.000	7/1/2043	84,290
39,223	Fannie Mae Pool	4.000	11/1/2043	40,324
675,000	Fannie Mae Pool +	4.500	8/25/2044	706,746
1,979,341	Fannie Mae Pool	3.000	1/1/2046	1,930,955
712,189	Fannie Mae Pool	4.000	1/1/2046	730,873
764,738	Fannie Mae Pool	4.000	2/1/2046	785,067
4,175,000	Fannie Mae Pool +	3.500	2/25/2046	4,183,725
				15,089,055

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.6%
50,000	Ginnie Mae I Pool +	5.000	4/15/2040	52,672
100,000	Ginnie Mae II Pool +	5.000	12/20/2040	105,094
44,981	Ginnie Mae II Pool	3.000	12/20/2042	44,264
49,262	Ginnie Mae II Pool	3.500	7/20/2043	50,006
250,000	Ginnie Mae II Pool +	4.500	8/20/2044	260,000
100,000	Ginnie Mae II Pool +	4.500	9/20/2044	103,828
18,693	Ginnie Mae II Pool	4.000	12/20/2044	19,321
2,125,000	Ginnie Mae II Pool +	4.000	12/20/2045	2,183,769
				2,818,954

	TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $35,248,368)			34,741,642

	MUNICIPAL SECURITIES - 1.1%
115,000	Bay Area Toll Authority	7.043	4/1/2050	171,588
90,000	Chicago O’Hare International Airport	6.395	1/1/2040	122,048
110,000	Chicago Transit Authority	6.300	12/1/2021	117,249
80,000	Chicago Transit Authority	6.300	12/1/2021	85,272
265,000	Chicago Transit Authority	6.899	12/1/2040	349,665
55,000	Chicago Transit Authority	6.899	12/1/2040	72,572
315,000	County of Sacramento CA	5.730	8/15/2023	343,898
135,000	Kansas Development Finance Authority	5.371	5/1/2026	145,488
180,000	Kansas Development Finance Authority	4.927	4/15/2045	198,077
120,000	Long Island Power Authority	3.883	9/1/2024	121,651
100,000	Metropolitan Transportation Authority	6.814	11/15/2040	136,730
195,000	Municipal Electric Authority of Georgia	6.637	4/1/2057	242,227
230,000	New Jersey Economic Development Authority	3.802	6/15/2018	230,612
85,000	New Jersey Economic Development Authority	3.882	6/15/2019	85,738
525,000	New York State Urban Development Corp	2.100	3/15/2022	517,262
100,000	Port Authority of New York & New Jersey	5.647	11/1/2040	127,143
35,000	Port Authority of New York & New Jersey	4.810	10/15/2065	41,223
120,000	Regents of the University of California Medical Center Pooled Revenue	6.548	5/15/2048	164,795
20,000	Regents of the University of California Medical Center Pooled Revenue	6.583	5/15/2049	27,337
120,000	San Jose Redevelopment Agency Successor Agency	3.375	8/1/2034	116,154
25,000	State of California	7.550	4/1/2039	38,067
265,000	State of California	7.350	11/1/2039	387,401
25,000	State of California	7.600	11/1/2040	38,674
410,000	State of Connecticut	2.990	1/15/2023	401,226
675,000	State of Illinois	5.100	6/1/2033	632,698
35,000	University of California	3.931	5/15/2045	35,728
	TOTAL MUNICIPAL SECURITIES (Cost - $4,831,809)			4,950,523

	SOVEREIGN DEBT - 0.6%
320,000	Export-Import Bank of Korea	1.750	5/26/2019	315,615
270,000	Israel Government International Bond	3.250	1/17/2028	262,812
272,000	Japan Bank for International Cooperation	2.250	2/24/2020	269,702
204,000	Japan Bank for International Cooperation	2.125	6/1/2020	201,362
825,000	Qatar Government International Bond (a)	5.250	1/20/2020	854,964
655,000	Qatar Government International Bond (a)	2.375	6/2/2021	633,451
330,000	Saudi Government International Bond (a)	2.875	3/4/2023	317,527
	TOTAL SOVEREIGN DEBT (Cost - $2,887,011)			2,855,433

	U.S. TREASURY SECURITIES - 4.0%
5,000	United States Treasury Bond	3.625	8/15/2043	5,597
5,000	United States Treasury Bond	3.750	11/15/2043	5,711
1,580,000	United States Treasury Bond	3.375	5/15/2044	1,699,179
690,000	United States Treasury Bond	3.000	11/15/2044	694,582
3,815,000	United States Treasury Bond	2.500	2/15/2045	3,483,423
545,000	United States Treasury Bond	2.875	8/15/2045	535,207
230,000	United States Treasury Bond	2.500	2/15/2046	209,327
805,000	United States Treasury Bond	2.500	5/15/2046	732,047
50,000	United States Treasury Bond	3.000	2/15/2047	50,266
765,000	United States Treasury Bond	3.000	5/15/2047	768,735
910,000	United States Treasury Bond	2.750	8/15/2047	869,725
955,000	United States Treasury Bond	2.750	11/15/2047	912,957
4,315,000	United States Treasury Inflation Index Note	0.375	1/15/2027	4,315,073
675,000	United States Treasury Note	2.000	11/30/2020	668,540
235,000	United States Treasury Note	1.750	12/31/2020	231,099
665,000	United States Treasury Note	1.250	3/31/2021	642,972
1,000,000	United States Treasury Note	1.750	6/30/2022	969,180
200,000	United States Treasury Note	1.625	8/31/2022	192,430
1,250,000	United States Treasury Note	1.875	9/30/2022	1,214,697
265,000	United States Treasury Note	2.125	12/31/2022	259,897
	TOTAL U.S. TREASURY SECURITIES (Cost - $18,776,113)			18,460,644
Shares
	WARRANTS - 0.0% **
17,630	Simply Good Foods Co.			61,705
	TOTAL WARRANTS (Cost - $36,977)			61,705

	SHORT-TERM INVESTMENTS - 3.7%
	MONEY MARKET FUND - 3.7%
17,255,264	Fidelity Investments Money Market - Money Market Portfolio, Institutional Class to yield 1.49% (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $17,255,264)			17,255,264

	TOTAL INVESTMENTS - 99.4% (Cost - $409,833,298)			$458,677,133
	OTHER ASSETS LESS LIABILITIES - NET - 0.6%			2,955,908
	TOTAL NET ASSETS - 100.0%			$461,633,041

+	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

*	Non-income producing security.

**	Represents less than 0.1%

^	Variable rate security.

Benchmark	Rate
1 Month LIBOR	1.883%
3 Month LIBOR	2.312%

#	Step coupon.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

REIT - Real Estate Investment Trust

(a)	144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2018, these securities amounted to $37,743,093 or 8.2% of net assets.

(b)	Money market rate shown represents the rate at March 31, 2018.

SHORT FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Counterparty	Notional Amount	Unrealized Depreciation
E-Mini Russell 2000 Index Future	46	6/15/2018	Credit Suisse	$3,521,760	$(14,435)
MSCI EAFE Future	58	6/15/2018	Credit Suisse	5,801,740	(57,590)
S&P 500 E-Mini Future	314	6/15/2018	Credit Suisse	41,495,100	(419,325)
S&P Midcap 400 E-Mini Future	18	6/15/2018	Credit Suisse	3,389,580	(41,150)
US 10 Year Future	44	6/15/2018	Credit Suisse	5,330,188	(32,156)
US 10 Year Ultra Future	28	6/15/2018	Credit Suisse	3,636,062	(52,461)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(617,117)

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 54.8%
	DEBT FUNDS - 33.7%
37	iShares 1-3 Year Credit Bond ETF	$3,841
52	iShares Core U.S. Aggregate Bond ETF	5,577
		9,418

	EQUITY FUNDS - 21.1%
15	iShares Core MSCI Emerging Markets ETF	876
6	iShares Core S&P 500 ETF	1,592
20	iShares MSCI EAFE Value ETF	1,091
6	iShares Russell 2000 ETF	911
13	iShares S&P 500 Value ETF	1,421
		5,891

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,621)	15,309

	VARIABLE INSURANCE TRUSTS - 44.8%
	DEBT FUNDS - 27.8%
117	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	1,393
114	BlackRock High Yield VI Fund - Class I	824
427	MFS Total Return Bond Series - Initial Shares	5,559
		7,776

	EQUITY FUNDS - 17.0%
75	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class I	1,088
28	MFS Growth Series - Initial Shares	1,427
64	MFS VIT III Mid Cap Value Portfolio - Initial Shares	561
7	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	569
431	Oppenheimer International Growth Fund - Non-Service Shares	1,115
		4,760

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $12,061)	12,536

	SHORT-TERM INVESTMENT - 0.5%
	MONEY MARKET FUND - 0.5%
152	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $152)	152

	TOTAL INVESTMENTS - 100.1% (Cost - $26,834)	$27,997
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(14)
	TOTAL NET ASSETS - 100.0%	$27,983

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 67.0%
	DEBT FUNDS - 30.8%
36	iShares 1-3 Year Credit Bond ETF	$3,737
27	iShares Core U.S. Aggregate Bond ETF	2,896
34	iShares International Treasury Bond Fund	1,755
12	iShares JP Morgan EM Local Currency Bond ETF	604
		8,992

	EQUITY FUNDS - 36.2%
31	iShares Core MSCI EAFE ETF	2,042
30	iShares Core MSCI Emerging Markets ETF	1,752
7	iShares Core S&P 500 ETF	1,858
53	iShares MSCI EAFE Value ETF	2,891
6	iShares Russell 2000 ETF	911
10	iShares S&P 500 Value ETF	1,093
		10,547

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,734)	19,539

	VARIABLE INSURANCE TRUSTS - 32.9%
	DEBT FUNDS - 11.0%
73	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	868
89	MFS Total Return Bond Series - Initial Shares	1,154
108	PIMCO Variable Insurance Trust - Foreign Bond Portfolio U.S. Dollar Hedged - Institutional Class	1,172
		3,194

	EQUITY FUNDS - 21.9%
78	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	1,130
23	MFS Growth Series - Initial Shares	1,186
66	MFS VIT III Mid Cap Value Portfolio - Initial Shares	583
7	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	590
1,117	Oppenheimer International Growth Fund - Non-Service Shares	2,894
		6,383

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $8,782)	9,577

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
45	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $45)	45

	TOTAL INVESTMENTS - 100.1% (Cost - $26,561)	$29,161
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(19)
	TOTAL NET ASSETS - 100.0%	$29,142

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at March 31, 2018.

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 50.1%
	DEBT FUNDS - 13.0%
8	iShares 1-3 Year Credit Bond ETF	$830
16	iShares Core U.S. Aggregate Bond ETF	1,716
		2,546
	EQUITY FUNDS - 37.1%
8	iShares Core MSCI EAFE ETF	527
15	iShares Core MSCI Emerging Markets ETF	876
8	iShares Core S&P 500 ETF	2,123
25	iShares MSCI EAFE Value ETF	1,364
6	iShares Russell 2000 ETF	911
13	iShares S&P 500 Value ETF	1,421
		7,222

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,315)	9,768

	VARIABLE INSURANCE TRUSTS - 44.5%
	DEBT FUNDS - 6.3%
44	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	527
54	MFS Total Return Bond Series - Initial Shares	700
		1,227

	EQUITY FUNDS - 38.2%
127	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	1,844
44	MFS Growth Series - Initial Shares	2,254
116	MFS VIT III Mid Cap Value Portfolio - Initial Shares	1,029
10	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	864
561	Oppenheimer International Growth Fund - Non-Service Shares	1,453
		7,444

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $7,504)	8,671

	TOTAL INVESTMENTS - 94.6% (Cost - $15,819)	$18,439
	OTHER ASSETS LESS LIABILITIES - NET - 5.4%	1,043
	TOTAL NET ASSETS - 100.0%	$19,482

ETF - Exchange Traded Fund

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 53.8%
	DEBT FUNDS - 23.7%
50	iShares 1-3 Year Credit Bond ETF	$5,190
81	iShares Core U.S. Aggregate Bond ETF	8,687
		13,877
	EQUITY FUNDS - 30.1%
41	iShares Core MSCI Emerging Markets ETF	2,395
20	iShares Core S&P 500 ETF	5,307
75	iShares MSCI EAFE Value ETF	4,091
16	iShares Russell 2000 ETF	2,429
31	iShares S&P 500 Value ETF	3,390
		17,612

	TOTAL EXCHANGE TRADED FUNDS (Cost - $30,304)	31,489

	VARIABLE INSURANCE TRUSTS - 45.9%
	DEBT FUNDS - 15.9%
196	American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund - Class I	2,334
159	BlackRock High Yield VI Fund - Class I	1,150
448	MFS Total Return Bond Series - Initial Class	5,822
		9,306
	EQUITY FUNDS - 30.0%
315	American Funds Insurance Series® - Blue Chip Income and Growth Fund - Class 1	4,561
93	MFS Growth Series - Initial Class	4,784
266	MFS VIT III Mid Cap Value Portfolio - Initial Class	2,351
21	Oppenheimer Discovery Mid Cap Growth Fund - Non-Service Shares	1,787
1,578	Oppenheimer International Growth Fund - Non-Service Shares	4,088
		17,571

	TOTAL VARIABLE INSURANCE TRUSTS (Cost - $25,916)	26,877

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
223	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class to yield 1.49% (a)(Cost - $223)	223

	TOTAL INVESTMENTS - 100.1% (Cost - $56,443)	$58,589
	OTHER ASSETS LESS LIABILITIES - NET - (0.1)%	(33)
	TOTAL NET ASSETS - 100.0%	$58,556

ETF - Exchange Traded Fund

(a)	Money market rate shown represents the rate at March 31, 2018.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Investments in open-end investment companies are valued at net asset value, as discussed in more detail below.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the “underlying fund” or “underlying funds”). Each underlying fund is valued at its respective net asset values as reported by such investment company. Each underlying fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by each underlying fund’s board(s) of trustees.

Exchange-Traded Funds – The Portfolios may invest in passive exchange-traded funds (“ETF”). An ETF is a type of index fund that is bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Portfolios may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant underlying securities. Additionally, ETFs have fees and expenses that increase the cost of investing in the ETF versus the costs of owning the underlying securities directly.

Illiquid Securities – The Portfolios may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the valuation procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a Fair Value Committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Global Atlantic Investment Advisors, LLC (the “Adviser”) and/or Sub-Adviser. The Fair Value Committee may also include the Trust’s Chief Compliance Officer and may enlist third party consultants or advisers (such as an accounting firm or fair value pricing specialist) on an as-needed basis to assist in determining a security-specific fair value or valuation method. The Board reviews and approves the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Committee and Valuation Process – The Fair Value Committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio’s calculation of its net asset value (“NAV”); and (v) mutual funds that do not provide timely NAV information. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser or Sub-Adviser valuation based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of restricted or illiquid securities using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security’s embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for each Portfolio’s investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$225,597,404	$—	$—	$225,597,404
Money Market Fund	1,818	—	—	1,818
Total	$225,599,222	$—	$—	$225,599,222

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$89,147,365	$—	$—	$89,147,365
Money Market Fund	213,430	—	—	213,430
Total	$89,360,795	$—	$—	$89,360,795

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$6,955	$—	$—	$6,955
Total	$6,955	$—	$—	$6,955

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$266,060,921	$—	$—	$266,060,921
Money Market Fund	3,054	—	—	3,054
Total	$266,063,975	$—	$—	$266,063,975

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$203,813,133	$—	$—	$203,813,133
Perferred Stock	—	96,750	—	96,750
Asset Backed Securities	—	15,152,383	—	15,152,383
Corporate Bonds	—	27,403,923	—	27,403,923
Municipal Bond	—	88,411	—	88,411
Term Loans	—	2,695,955	—	2,695,955
Mortgage Backed Securities	—	16,609,289	—	16,609,289
Commercial Mortgage Obligation	—	272,380	—	272,380
Sovereign Debt	—	689,374	—	689,374
U.S. Treasury Securities	—	10,222,772	—	10,222,772
Short Term Investment	15,986,706	—	—	15,986,706
Forward Exchange Contracts	490	—	—	490
Total	$219,800,329	$73,231,237	$—	$293,031,566

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$284,436	$—	$—	$284,436
Swap Contracts	—	7,575	—	7,575
Total	$284,436	$7,575	$—	$292,011

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,096,578	$—	$—	$11,096,578
U.S. Treasury Note	—	9,342,211	—	9,342,211
Purchased Options	515,299	—	—	515,299
Short Term Investment	10,629,803	—	—	10,629,803
Total	$22,241,680	$9,342,211	$—	$31,583,891

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$12,085	$—	$—	$12,085
Futures Contracts	495,548	—	—	495,548
Total	$507,633	$—	$—	$507,633

Global Atlantic Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$454,644,519	$—	$—	$454,644,519
Money Market Fund	1,100,724	—	—	1,100,724
Total	$455,745,243	$—	$—	$455,745,243

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$1,033,380	$—	$—	$1,033,380
Total	$1,033,380	$—	$—	$1,033,380

Global Atlantic Moderate Growth Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$142,691,222	$—	$—	$142,691,222
Money Market Fund	78,897	—	—	78,897
Total	$142,770,119	$—	$—	$142,770,119

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$105,823	$—	$—	$105,823
Total	$105,823	$—	$—	$105,823

Global Atlantic Motif Aging of America Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$113,006	$—	$—	$113,006
Money Market Fund	3,745	—	—	3,745
Total	$116,751	$—	$—	$116,751

Global Atlantic Motif Real Estate Trends Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$93,117	$—	$—	$93,117
Money Market Fund	1,164	—	—	1,164
Total	$94,281	$—	$—	$94,281

Global Atlantic Motif Technological Innovations Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$156,592	$—	$—	$156,592
Money Market Fund	4,996	—	—	4,996
Total	$161,588	$—	$—	$161,588

Global Atlantic PIMCO Tactical Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,625,566	$—	$—	$7,625,566
Asset Backed Securities	—	937,861	—	937,861
Corporate Bonds	—	2,267,543	—	2,267,543
Municipal Bond	—	32,666	—	32,666
Mortgage Backed Securities	—	6,224,159	—	6,224,159
Collateralized Mortgage Obligation	—	666,246	—	666,246
Commercial Mortgage Backed Securities	—	86,291	—	86,291
U.S. Treasury Securities	—	10,820,802	—	10,820,802
Purchased Options	148,885	—	—	148,885
Short Term Investment	246,357	1,898,034	—	2,144,391
Swap Contracts	—	35,403	—	35,403
Total	$8,020,808	$22,969,005	$—	$30,989,813

Liabilities	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities - Short	$—	$23,899	$—	$23,899
Futures Contracts	20,680	—	—	20,680
Forward Exchange Contracts	—	368	—	368
Total	$20,680	$24,267	$—	$44,947

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,001,140	$—	$—	$20,001,140
Variable Insurance Trusts	89,997,773	—	—	89,997,773
Money Market Fund	1,399	—	—	1,399
Total	$110,000,312	$—	$—	$110,000,312

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$19,430	$—	$—	$19,430
Total	$19,430	$—	$—	$19,430

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$290,672,982	$—	$—	$290,672,982
Preferred Stock	—	79,380	—	79,380
Asset Backed Securities	—	18,380,998	—	18,380,998
Corporate Bonds	—	61,246,430	—	61,246,430
Collateralized Mortgage Obligation	—	987,910	—	987,910
Commercial Mortgage Backed Securities	—	8,984,222	—	8,984,222
Mortgage Backed Securities	—	34,741,642	—	34,741,642
Municipal Securities	—	4,950,523	—	4,950,523
Sovereign Debt	—	2,855,433	—	2,855,433
U.S. Treasury Securities	—	18,460,644	—	18,460,644
Warrant	61,705	—	—	61,705
Short Term Investment	17,255,264	—	—	17,255,264
Total	$307,989,951	$150,687,182	$—	$458,677,133

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$617,117	$—	$—	$617,117
Total	$617,117	$—	$—	$617,117

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,309	$—	$—	$15,309
Variable Insurance Trusts	12,536	—	—	12,536
Money Market Fund	152	—	—	152
Total	$27,997	$—	$—	$27,997

Global Atlantic Wilshire Dynamic Global Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,539	$—	$—	$19,539
Variable Insurance Trusts	9,577	—	—	9,577
Money Market Fund	45	—	—	45
Total	$29,161	$—	$—	$29,161

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,768	$—	$—	$9,768
Variable Insurance Trusts	8,671	—	—	8,671
Total	$18,439	$—	$—	$18,439

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,489	$—	$—	$31,489
Variable Insurance Trusts	26,877	—	—	26,877
Money Market Fund	223	—	—	223
Total	$58,589	$—	$—	$58,589

*	Cumulative net appreciation/(depreciation) on futures contracts is reported in the above table.

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers between levels for any Portfolio except the Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Global Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio and Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio. Transfers that were made out of Level 2 represent securities which are no longer being fair valued using observable inputs and are now being valued at net asset value. It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 Assets:

Global Atlantic Select Advisor Managed Risk Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(57,987,169)	(57,987,169)
Net Transfer In/Out of Level 2	$(57,987,169)	$(57,987,169)

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(7,547)	(7,547)
Net Transfer In/Out of Level 2	$(7,547)	$(7,547)

Global Atlantic Wilshire Dynamic Global Allocation Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(4,095)	(4,095)
Net Transfer In/Out of Level 2	$(4,095)	$(4,095)

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(3,983)	(3,983)
Net Transfer In/Out of Level 2	$(3,983)	$(3,983)

Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio
	Variable Insurance Trusts	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(12,957)	(12,957)
Net Transfer In/Out of Level 2	$(12,957)	$(12,957)

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios maintain deposits with a financial institution which are generally an amount that is in excess of federally insured limits.

Foreign Currency Translation - The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts - As foreign securities are purchased, a Portfolio may enter into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the statements of operations.

Options Transactions – The Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio and Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the stocks included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio’s basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Portfolio segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Agreements – The Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and the Global Atlantic PIMCO Tactical Allocation Portfolio are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

A Portfolio may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally-cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. A Portfolio segregates cash or liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Each Portfolio’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to be the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing does not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The notional value and unrealized appreciation/(depreciation) of the derivative instruments outstanding as of March 31, 2018, as disclosed in the Portfolios of Investments, serve as indicators of the volume of derivative activity for the Portfolios.

Short Sales - A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return, (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A Portfolio does not intend to enter into short sales (other than short sales “against the box”) if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio’s net assets. This percentage may be varied by action of the Board of Trustees. A short sale is “against the box” to the extent a Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

When-Issued and Delayed-Delivery Transactions - The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio’s investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio estimates the source of REIT distributions for accounting purposes and then makes adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolios to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Credit Risk - There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality will lead to greater volatility in the price of a security and in shares of a Portfolio or an underlying fund. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the market’s perception that an issuer is likely to default, tends to reduce the value and liquidity of securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Adviser, Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory requirements require the clearing and exchange-trading of many standardized over-the-counter (“OTC”) derivative instruments deemed to be “swaps.” The Commodity Futures Trading Commission (“CFTC”) has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis. The regulation of the derivatives markets has increased over the past several years, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment result.

Market Risk - The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down.

A Portfolio may experience a substantial or complete loss on any individual security. Since the global financial crisis that began in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in slower growth and an unusually high degree of volatility in the financial markets, both domestic and foreign. In response to the financial crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. The Federal Reserve has since reduced its market support activities and has recently started raising interest rates. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental support could negatively affect the markets generally and increase market volatility. These and other changes in market conditions could reduce the value and liquidity of the securities in which a Portfolio invests. This environment could make identifying investment risks and opportunities especially difficult.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio’s investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed-income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio’s costs. If dealer capacity in fixed-income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed-income markets.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

Aggregate Tax Unrealized Appreciation and Depreciation – At March 31, 2018 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation/(depreciation) of securities, are as follows:

Portfolio	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$211,186,434	$16,218,790	$(1,806,002)	$14,412,788
Global Atlantic Balanced Managed Risk Portfolio	80,154,100	9,894,487	(687,792)	9,206,695
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio	261,215,496	4,848,479	—	4,848,479
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio	251,782,598	47,578,916	(6,330,438)	41,248,478
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio	29,831,144	1,742,522	(1,860)	1,740,662
Global Atlantic Growth Managed Risk Portfolio	381,695,441	75,252,861	(1,203,059)	74,049,802
Global Atlantic Moderate Growth Managed Risk Portfolio	124,322,202	19,236,455	(788,538)	18,447,917
Global Atlantic Motif Aging of America Portfolio	110,262	19,356	(12,867)	6,489
Global Atlantic Motif Real Estate Trends Portfolio	104,355	4,898	(14,972)	(10,074)
Global Atlantic Motif Technological Innovations Portfolio	112,084	50,704	(1,200)	49,504
Global Atlantic PIMCO Tactical Allocation Portfolio	30,074,828	1,164,127	(308,474)	855,653
Global Atlantic Select Advisor Managed Risk Portfolio	97,451,955	13,131,024	(582,667)	12,548,357
Global Atlantic Wellington Research Managed Risk Portfolio	410,925,716	58,263,616	(10,512,199)	47,751,417
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio	26,843	1,543	(389)	1,154
Global Atlantic Wilshire Dynamic Global Allocation Portfolio	26,580	2,757	(176)	2,581
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio	16,093	2,367	(21)	2,346
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio	56,452	2,560	(423)	2,137

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forethought Variable Insurance Trust

By (Signature and Title)

*/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert M. Arena, Jr.

Robert M. Arena, Jr., President

Date 5/30/2018

By (Signature and Title)

*/s/ Laura Szalyga

Laura Szalyga, Treasurer

Date 5/30/2018